UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22023
Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2025

Municipal Total Return Managed Accounts Portfolio
NMTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$1	0.01%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Municipal Total Return Managed Accounts Portfolio returned ‑0.69% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Bloomberg 7‑Year Municipal Bond Index, which returned 3.45%.

•  Top contributors to relative performance

•  Overweights to the hospital and housing sectors.

•  Underweights to the industrial development revenue/pollution control revenue and state general obligation sectors.

•  Top detractors from relative performance

•  Longer-maturity positioning than the index.

•  Longer-duration positioning than the index.

•  Overweight to BB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10‑Year

Municipal Total Return Managed Accounts Portfolio at NAV	(0.69)%	(0.20)%	2.39%

Bloomberg Municipal Bond Index	0.00%	0.13%	2.11%

Bloomberg 7 Year Municipal Bond Index	3.45%	0.68%	2.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of July 31, 2025)

Fund net assets	$1,501,667,972

Total number of portfolio holdings	688

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 0

2	continued>>

What did the Fund invest in? (as of July 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H103_AR_0725 4716005

3

Annual Shareholder Report July 31, 2025

Nuveen Core Impact Bond Managed Accounts Portfolio
NCIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Managed Accounts Portfolio returned 4.60% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.38%.

•  Top contributors to relative performance

•  Overweights to corporate bonds, commercial mortgage-backed securities (CMBS) and government related-credit.

•  Underweights to U.S. Treasury bonds and mortgage-backed securities (MBS).

•  Overweight to emerging markets government related-agency securities.

•  Security selection within CMBS.

•  Top detractors from relative performance

•  Yield curve positioning, specifically an underweight to two‑year key rate duration.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 9, 2020 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (7/9/20)

Nuveen Core Impact Bond Managed Accounts Portfolio at NAV	4.60%	(1.03)%	(0.95)%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	(0.90)%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of July 31, 2025)

Fund net assets	$19,086,762

Total number of portfolio holdings	130

Portfolio turnover (%)	77%

Total management fees paid for the year	$ 0

2	continued>>

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

3	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H400_AR_0725 4716035

4

Annual Shareholder Report July 31, 2025

Nuveen Emerging Markets Debt Managed Accounts Portfolio
NEMDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Managed Accounts Portfolio returned 7.14% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund underperformed the JP Morgan EMBI Global Diversified Index, which returned 9.32%.

•
Top contributors to relative performance

•
Security selection in Brazilian and Israeli corporate bonds.

•
Shorter-duration positioning relative to the benchmark.

•
Underweight to lower-beta, quasi-sovereign debt in China.

•
Top detractors from relative performance

•
Underweight to high yield bonds, which are limited to 30% in the Fund’s policies.

•
Lack of exposure to distressed sovereign issuers, including Argentina, Ecuador, Lebanon and El Salvador.

•
Security selection in Mexican debt, as Pemex (rated B3/BBB/B+ by Moody’s/S&P/Fitch as of 7/31/25) rallied considerably due to rumors of the government preparing a financial support package.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV	7.14%	8.84%

JP Morgan EMBI Global Diversified Index	9.32%	11.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of July 31, 2025)

Fund net assets	$27,895,686

Total number of portfolio holdings	126

Portfolio turnover (%)	39%

Total management fees paid for the year	$0

2	continued>>

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

3	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H509_AR_0725 4716044

4

Annual Shareholder Report July 31, 2025

Nuveen High Yield Managed Accounts Portfolio
NMYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Managed Accounts Portfolio returned 8.53% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.56%.

•  Top contributors to relative performance

•  Security selection within the telecommunications and retail industries.

•  Security selection within the capital goods and gas distribution industries.

•  Security selection within BB‑rated bonds.

•  Top detractors from relative performance

•  Security selection within the leisure and consumer goods industries.

•  Security selection within the rail sector.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen High Yield Managed Accounts Portfolio at NAV	8.53%	9.58%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.95%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.56%	9.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of July 31, 2025)

Fund net assets	$17,851,057

Total number of portfolio holdings	208

Portfolio turnover (%)	70%

Total management fees paid for the year	$0

2	continued>>

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Portfolio manager updates: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H608_AR_0725 4716051

3

Annual Shareholder Report July 31, 2025

Nuveen Preferred Securities and Income Managed Accounts Portfolio
NISPX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$1	0.01%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Managed Accounts Portfolio returned 9.90% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark, which returned 9.25%. The Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark consists of: 1) 60% ICE US Institutional Capital Securities Index, 2) 40% ICE USD Contingent Capital Index.

•  Top contributors to relative performance

•  Security selection in the banking and insurance industries.

•  Top detractors from relative performance

•  Security selection in the natural gas industry.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Preferred Securities and Income Managed Accounts Port. at NAV	9.90%	9.90%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.95%

ICE US Institutional Capital Securities Index	8.45%	10.41%

Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark	9.25%	9.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of July 31, 2025)

Fund net assets	$18,012,664

Total number of portfolio holdings	92

Portfolio turnover (%)	44%

Total management fees paid for the year	$ 0

2	continued>>

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

4

67073H707_AR_0725 4716061

Annual Shareholder Report July 31, 2025

Nuveen Securitized Credit Managed Accounts Portfolio
NNSDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Securitized Credit Managed Accounts Portfolio returned 5.15% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Bloomberg U.S. Securitized Index, which returned 3.45%.

•  Top contributors to relative performance

•  Mortgage allocation, including residential mortgage-backed securities (MBS) and an out-of-benchmark allocation to mortgage credit risk transfer (CRT) securities issued by government-sponsored enterprises.

•  Security selection within asset-backed securities (ABS), including a higher allocation to esoteric ABS.

•  An overweight to commercial mortgage-backed securities (CMBS).

•  Top detractors from relative performance

•  Higher-quality bias of Fund holdings.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Securitized Credit Managed Accounts Portfolio at NAV	5.15%	7.22%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.95%

Bloomberg U.S. Securitized Index	3.45%	4.95%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of July 31, 2025)

Fund net assets	$43,252,104

Total number of portfolio holdings	169

Portfolio turnover (%)	36%

Total management fees paid for the year	$0

2	continued>>

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H806_AR_0725 4716072

3

Annual Shareholder Report July 31, 2025

Nuveen Ultra Short Municipal Managed Accounts Portfolio
NUSMX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Municipal Managed Accounts Portfolio returned 2.71% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund underperformed the SIFMA Municipal Swap Index, which returned 3.38%.

•  Primary performance drivers impacting relative yield

•  Shorter-duration positioning, specifically with more daily than weekly putable securities.

•  Overweight to positions in the AAA‑ and AA‑rated categories.

•  Overweight to positions with enhancement features that added another level of security to the bond’s underlying credit quality.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (February 29, 2024 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (2/29/24)

Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV	2.71%	2.90%

S&P Municipal Bond Index	0.44%	1.09%

SIFMA - Municipal Swap Index	3.38%	3.41%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$10,000,000

Total number of portfolio holdings	33

Portfolio turnover (%)	0%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H889_AR_0725 4716083

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Managed Accounts Portfolios Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
July 31, 2025	$382,476	$0	$28	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

July 31, 2024	$389,565	$0	$29	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
July 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

July 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
July 31, 2025	$28	$0	$11,045,250	$11,045,278
July 31, 2024	$29	$0	$0	$29

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Managed Accounts Portfolios Trust and Shareholders of Municipal Total Return
Managed Accounts Portfolio, Nuveen Core Impact Bond Managed Accounts Portfolio, Nuveen Emerging Markets
Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and
Income Managed Accounts Portfolio, Nuveen Securitized Credit Managed Accounts Portfolio and Nuveen Ultra Short
Municipal Managed Accounts Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Nuveen Managed Accounts Portfolios Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Municipal Total Return Managed Accounts Portfolio (1)
Nuveen Core Impact Bond Managed Accounts Portfolio (2)
Nuveen Emerging Markets Debt Managed Accounts Portfolio (3)
Nuveen High Yield Managed Accounts Portfolio (3)
Nuveen Preferred Securities and Income Managed Accounts Portfolio (3)
Nuveen Securitized Credit Managed Accounts Portfolio (3)
Nuveen Ultra Short Municipal Managed Accounts Portfolio (4)
(1) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for the years ended
July 31, 2025 and 2024 and the financial highlights for the years ended July 31, 2025, 2024, 2023, 2022 and 2021
(2) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for the years ended
July 31, 2025 and 2024 and the financial highlights for the years ended July 31, 2025 and 2024, the nine months ended July 31, 2023, the years ended October 31, 2022 and 2021, and the period July 9, 2020 (commencement of operations) through October 31, 2020
(3) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for the years ended
July 31, 2025 and 2024 and the financial highlights for the years ended July 31, 2025 and 2024, and the period
November 1, 2022 (commencement of operations) through July 31, 2023
(4) Statement of operations for the year ended July 31, 2025, statement of changes in net assets and the financial highlights for the year ended July 31, 2025, and the period February 29, 2024 (commencement of operations) through
July 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm
(continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments July 31, 2025
Municipal Total Return
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.9%
1440832347 MUNICIPAL BONDS - 95.9% 1440832347
ALABAMA - 0.9%
$ 2,500,000 (a) Alabama Community College System Board of Trustees,
Revenue Bonds, Coastal Alabama Community College Series
2025 - BAM Insured
5 .000% 10/01/50 $ 2,483,800
1,155,000 (b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 1,153,495
1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250 11/01/49 1,020,384
240,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/32 263,639
50,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/34 54,409
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/35 269,172
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/38 548,424
400,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/39 414,194
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 1,048,231
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 259,694
130,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 133,901
75,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 76,055
1,590,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 1,596,689
955,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 970,464
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,463,382
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,131,077
1,250,000 Walker County Board of Education, Alabama, Special School
Tax Warrants, Series 2025
5 .000 03/01/47 1,253,923
TOTAL ALABAMA 14,140,933
ALASKA - 0.4%
1,400,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/30 1,401,091
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,072,015
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,182,463
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,477,807
TOTAL ALASKA 6,133,376

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA - 2.3%
$ 2,200,000 (b) Arizona Industrial Development Authority Education Revenue
Bonds, Pinecrest Academy of Northern Nevada Project, Series
2022A
4 .500% 07/15/29 $ 2,140,578
100,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000 07/01/37 100,243
1,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017G
5 .000 07/01/51 901,385
40,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 39,780
470,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada ? Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 474,543
1,625,000 (b) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,617,851
1,050,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,003,201
1,820,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 1,765,565
1,605,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 1,606,387
7,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 6,876,071
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 3,925,098
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 4,853,208
410,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 394,718
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 3,339,349
250,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/44 225,696
1,575,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
5 .875 06/01/44 1,464,931
1,500,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,493,094
2,250,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/43 2,319,368
TOTAL ARIZONA 34,541,066
ARKANSAS - 0.5%
1,400,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,227,877
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,831,401
2,015,000 Arkansas Tech University, Revenue Bonds, Refunding Student
Fee Series 2022A - BAM Insured
5 .000 12/01/42 2,003,970
850,000 Hope, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025 - BAM Insured
4 .500 06/01/46 792,572
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,018,088
TOTAL ARKANSAS 6,873,908

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 3.1%
$ 250,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250% 07/01/42 $ 258,007
100,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 99,480
1,180,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/36 1,126,745
1,500,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
5 .000 07/01/38 1,438,004
600,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
5 .500 06/15/39 616,630
315,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
5 .900 06/15/44 323,396
3,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 2,858,645
3,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 3,314,044
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,016,974
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/44 316,115
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/49 320,467
4,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 3,740,732
2,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 1,928,843
1,305,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 1,152,123
1,000,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series
2015A
5 .000 08/01/35 992,326
325,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/25 325,000
1,485,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/37 1,493,973
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 903,255
700,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education ? Obligated Group, Series 2016A
5 .000 06/01/31 700,338
325,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools ? Obligated Group, Series
2017G
5 .000 06/01/37 316,728
3,900,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,907,163
280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 261,719
750,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022A - AGM Insured
5 .125 08/15/47 755,581
1,250,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2023D - BAM Insured
5 .750 08/01/48 1,366,515
750,000 Irvine, California, Special Tax Bonds, Community Facilities
District 2004-1 Central Park, Series 2015A
4 .000 09/01/35 741,360

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 50,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000% 11/15/35 $ 53,054
1,000,000 North Lake Tahoe Public Financing Authority, California, Lease
Revenue Bonds, Health & Human Services Center Series 2022
5 .500 12/01/47 1,059,380
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series
2024A
5 .000 09/01/44 1,168,607
1,900,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/41 1,992,800
1,780,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/42 1,849,151
1,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/43 1,547,509
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/38 3,241,965
TOTAL CALIFORNIA 46,186,629
COLORADO - 8.3%
4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250 12/15/44 4,209,076
1,170,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,256,335
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 848,582
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 479,425
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible
to Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,607,341
530,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
5 .000 12/01/49 533,479
500,000 Bromley Park Metropolitan District No. 2, In the City of
Brighton, Adams and Weld Counties, Colorado, Senior General
Obligation Limited Tax Refunding Bonds, Series 2023 - BAM
Insured
5 .500 12/01/43 524,059
1,250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .000 12/01/49 1,212,485
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 494,209
700,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 650,526
5,785,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 6,004,202
520,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5 .000 12/01/41 441,948
1,890,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,965,077
1,000,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/44 1,038,726
1,500,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/45 1,551,771
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 499,980
385,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 385,112

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000% 12/01/42 $ 789,729
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2016A
5 .000 11/15/41 1,550,089
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 3,919,316
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,241,773
5,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,262,313
4,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 3,399,779
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,104,680
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 481,497
2,905,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,809,257
795,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875 12/01/34 775,670
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 513,881
1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,939,574
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 896,498
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 742,836
1,100,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/25 1,104,505
1,205,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/40 1,063,636
3,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 2,916,316
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 295,528
500,000 (b) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 457,644
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 468,790
2,000,000 Gypsum, Colorado, Sewer Enterprise Revenue Bonds, Series
2024
5 .000 12/01/54 1,980,994
1,065,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,028,339
500,000 (b) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 441,380
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 668,267
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A - AGM Insured
5 .000 12/01/49 1,937,298

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .125% 12/15/44 $ 1,331,963
1,200,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .250 12/15/49 1,034,943
2,550,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,615,647
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 504,041
4,000,000 Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2025
5 .250 12/01/49 4,139,551
500,000 (b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 479,086
1,300,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 1,317,186
750,000 (b) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 688,639
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,312,684
1,035,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,012,317
5,130,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 5,193,597
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/38 1,447,827
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/43 690,801
1,450,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,361,750
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 597,687
1,345,000 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,219,125
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,342,567
835,000 (b) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 837,569
2,950,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 2,939,744
3,000,000 (b) Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Colorado, General Obligation Bonds, Series
2025A
5 .000 04/01/35 3,167,903
500,000 (b),(c) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 337,441
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,320,913
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 8,827,275
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .250 12/01/45 1,013,625

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000% 12/01/55 $ 966,108
600,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 604,979
900,000 Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Refunding & Improvement
Series 2019
5 .000 12/01/39 879,504
5,250,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .500 12/01/64 5,421,318
500,000 (c) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 355,960
1,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 896,261
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,236,909
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 959,925
2,870,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,790,521
1,000,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 940,225
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 660,247
TOTAL COLORADO 123,937,760
CONNECTICUT - 0.6%
3,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 2,458,885
6,465,000 (b) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 6,477,847
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 806,450
TOTAL CONNECTICUT 9,743,182
DELAWARE - 0.4%
375,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 362,429
2,500,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe
Medical Center Project, Series 2018 - BAM Insured
5 .000 06/01/48 2,424,544
715,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 671,279
1,030,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/30 1,049,465
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 762,006
TOTAL DELAWARE 5,269,723

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.7%
$ 4,400,000 (a) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250% 10/01/50 $ 4,552,429
4,645,000 (a) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/54 4,791,299
1,240,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP
DC Issue, Series 2019
4 .000 07/01/44 1,047,490
TOTAL DISTRICT OF COLUMBIA 10,391,218
FLORIDA - 12.9%
530,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
4 .250 05/01/32 532,842
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 965,754
1,495,000 Bay County School Board, Florida, Certificates of Participation,
Series 2022A
5 .500 07/01/42 1,560,953
690,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 690,407
2,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/52 1,926,385
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,168,467
1,000,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2022, (AMT)
5 .250 09/01/47 1,001,735
4,000,000 (b) Cabot Citrus Farms Community Development District, Florida,
Special Revenue Bond, Anticipated Note Series 2024
5 .250 03/01/29 4,046,720
4,890,000 Canaveral Port Authority, Florida, Port Improvement Revenue
Refunding Bonds, Series 2018B
5 .000 06/01/48 4,788,076
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,023,271
2,095,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 1,826,675
2,010,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 1,933,693
1,525,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,387,182
1,270,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,140,417
2,235,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,352,647
2,490,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,614,171
435,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 384,531
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 505,419
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 953,992
2,375,000 Escambia County Health Facilities Authority Health Care
Facilities Revenue Bonds, Florida, Series 2020A (Baptist Health
Care Corporation Obligated Group)
5 .000 08/15/32 2,499,155
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,082,148
925,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 941,741
1,230,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Classical Academy
Series 2024A
5 .250 06/01/44 1,148,466

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 175,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150% 07/01/27 $ 177,224
385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 366,381
170,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .000 06/15/35 170,068
1,210,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/44 1,190,337
1,215,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/54 1,154,066
700,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 653,028
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 2,869,789
3,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 3,442,800
500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 466,207
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project,
Series 2022A
5 .000 02/01/40 1,031,348
12,000,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior
Lien Series 2015A
5 .000 10/01/35 12,041,923
8,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5 .000 10/01/40 7,980,505
500,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 485,569
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,066,465
1,905,000 Hialeah Utility Systems, Florida, Systems Revenue Bonds,
Refunding Series 2022
5 .000 10/01/33 2,060,015
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 296,307
2,860,000 Hollywood Beach Community Development District 1, Florida,
Revenue Bonds, Public Parking Facilitiy Project, Refunding
Series 2020
5 .000 10/01/35 2,975,594
1,110,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 883,962
1,875,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 -
AGM Insured
5 .500 05/01/43 1,970,914
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,707,474
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 10,168,383
760,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 715,448
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 896,202
515,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 515,255

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 970,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000% 06/15/38 $ 950,124
1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .250 06/15/42 966,850
2,000,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Refunding Series 2024C
5 .000 11/15/44 1,919,694
1,065,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Series 2024A
5 .250 11/15/54 1,021,089
1,000,000 (b) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .750 05/01/55 937,747
2,895,000 Manatee County, Florida, Public Utilities Revenue Bonds,
Improvement and Refunding Series 2023
4 .000 10/01/48 2,551,494
9,250,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/39 9,249,763
2,550,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/44 2,480,181
1,000,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000 11/15/51 803,391
325,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 325,080
950,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .250 09/15/44 871,774
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 1,995,126
670,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2025
5 .000 05/01/35 703,760
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,448,472
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,564,596
2,960,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/39 2,974,655
745,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/29 788,544
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 650,895
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 775,598
4,690,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 4,484,676
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,034,224
1,600,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/39 1,651,902
1,685,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/40 1,723,420
5,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/55 5,036,513
235,000 (b) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 223,362
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,053,080

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200% 05/01/33 $ 1,008,802
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/38 5,066,157
2,120,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2022
5 .250 10/01/52 2,147,767
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,496,177
2,200,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .250 07/01/46 2,251,560
3,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 3,100,861
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,393,761
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,465,759
11,195,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 9,560,529
4,090,000 Tampa, Florida, Water and Wastewater Systems Revenue
Bonds, Green Series 2022A
5 .250 10/01/57 4,194,380
2,850,000 (b) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,938,301
6,695,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 6,464,160
500,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Refunding
Series 2025
5 .000 06/01/34 529,697
500,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Refunding
Series 2025
5 .000 06/01/36 520,244
TOTAL FLORIDA 194,084,276
GEORGIA - 1.0%
750,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 747,087
2,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,997,425
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,043,332
7,260,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 6,128,433
2,310,000 (b) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second
Tier Series 2021B
5 .000 01/01/36 2,314,092
950,000 Henry County Hospital Authority, Georgia, Revenue
Certificates, Piedmont Henry Hospital Project, Series 2014A
5 .000 07/01/34 950,398
1,935,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/27 1,945,602
TOTAL GEORGIA 15,126,369
GUAM - 0.5%
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/33 1,001,207
500,000 (a) Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/28 521,939
1,000,000 (a) Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/31 1,077,426
1,000,000 (a) Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/32 1,079,885
1,365,000 (a) Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,469,117

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 1,105,000 (a) Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250% 07/01/40 $ 1,152,440
1,535,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/37 1,548,943
TOTAL GUAM 7,850,957
HAWAII - 0.1%
750,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 747,936
TOTAL HAWAII 747,936
IDAHO - 0.5%
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 614,389
1,100,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .250 05/01/49 940,764
750,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .375 05/01/54 640,090
1,135,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/32 1,068,996
3,100,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 3,086,180
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 747,840
TOTAL IDAHO 7,098,259
ILLINOIS - 3.8%
525,428 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 525,563
3,850,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/35 3,967,742
1,685,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 1,736,532
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/39 1,021,101
1,250,000 Chicago, Illinois, O'Hare International Airport Senior Special
Facilities Revenue Bonds, TRIPS Obligated Group, Series 2025
5 .500 07/01/37 1,346,531
1,125,000 DuPage County High School District 87, Glenbard Township,
Illinois, General Obligation Bonds, Series 2025
5 .250 01/01/46 1,156,577
4,650,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/40 4,925,087
3,500,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
6 .000 10/01/45 3,460,546
935,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 943,093
1,275,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,296,862
1,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,032,129
2,750,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/38 2,749,590
725,000 Illinois Finance Authority, Revenue Bonds, Smith Crossing,
Refunding Series 2022
4 .000 10/15/30 698,821
830,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000 02/15/26 834,250
400,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000 02/15/29 407,205

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,240,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000% 02/15/50 $ 1,106,036
2,815,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 2,814,130
2,255,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,161,635
1,185,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,276,191
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,513,875
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C 4 .000 10/01/40 4,473,894
5,330,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 5,332,345
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,148,528
2,730,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025
4 .000 12/30/41 2,461,085
2,935,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025
4 .000 12/30/42 2,604,537
3,210,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025
4 .000 12/30/43 2,819,803
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,030,531
2,000,000 Will County School District 114, Manhattan, Illinois, General
Obligation Bonds, Series 2022 - BAM Insured
5 .500 01/01/43 2,115,103
TOTAL ILLINOIS 56,959,322
INDIANA - 4.5%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 07/15/41 1,073,164
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 01/15/43 1,721,095
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,700,132
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
5 .250 05/01/51 759,451
1,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 857,433
850,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
4 .000 11/01/48 695,473
4,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, DePauw University Project, Series 2022A
5 .000 07/01/40 3,965,612
520,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 421,615
5,260,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 5,243,226
500,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/30 520,602
1,020,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/31 1,052,448
435,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/32 446,474
1,110,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/33 1,133,368
760,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/34 771,622

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000% 11/01/35 $ 2,019,141
1,125,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/43 971,259
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 1,621,563
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,740,824
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,914,144
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,531,189
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 3,914,577
785,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 743,804
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 510,017
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 507,228
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,032,623
2,235,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series
2023B
5 .250 02/01/48 2,313,563
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/42 1,032,966
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project
Series 2023D
6 .000 02/01/48 6,350,119
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,060,995
630,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/37 696,164
500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/39 541,387
2,960,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/36 3,268,409
3,500,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/38 3,790,421
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,367,683
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,204,781
1,565,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 1,586,870
465,000 Tippecanoe County NSE08 School Building Corporation,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series
2023B
6 .000 07/15/41 520,110
1,325,000 Tippecanoe County NSE08 School Building Corporation,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series
2023B
6 .000 01/15/43 1,461,912
TOTAL INDIANA 67,063,464

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.5%
$ 1,200,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250% 12/01/50 $ 1,138,252
2,030,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2025A
4 .550 07/01/45 1,924,159
3,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 3,031,671
2,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 1,931,388
TOTAL IOWA 8,025,470
KANSAS - 0.4%
1,500,000 Marion County Unified School District 410 Marion-Durham-
Hillsboro-Lehigh, Kansas, General Obligation Bonds Series
2024 - AGM Insured
4 .000 09/01/44 1,292,748
2,700,000 Unified School District No. 491, Douglas County. Kansas,
General Obligation Bonds, Refunding and School Building,
Eudora Series 2023A - AGM Insured
5 .000 09/01/42 2,736,494
2,350,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, KU Health System, Refunding & Improvement
Series 2015
5 .000 09/01/33 2,352,525
TOTAL KANSAS 6,381,767
KENTUCKY - 0.2%
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,328,303
1,690,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .250 04/01/50 1,718,944
TOTAL KENTUCKY 3,047,247
LOUISIANA - 2.7%
3,000,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/50 3,087,211
2,500,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/54 2,567,013
2,690,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/50 2,880,610
3,515,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/55 3,750,018
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,249,612
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 516,374
200,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 194,196
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 1,909,434
3,250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 3,302,980
12,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 12,454,632
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 416,726
1,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 1,015,496
4,900,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/37 5,134,125
TOTAL LOUISIANA 40,478,427

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.2%
$ 1,500,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000% 05/01/44 $ 1,348,333
1,000,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000 05/01/49 859,814
500,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2022C - AGM Insured
5 .500 07/01/38 540,538
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 720,549
TOTAL MAINE 3,469,234
MARYLAND - 0.2%
2,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University, Harper-
Tubman Project, Series 2025A
5 .750 07/01/64 2,079,040
1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,409,410
TOTAL MARYLAND 3,488,450
MASSACHUSETTS - 0.5%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 490,141
7,980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/50 7,625,968
TOTAL MASSACHUSETTS 8,116,109
MICHIGAN - 2.4%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,111,609
2,000,000 Ferndale Public School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2025
5 .250 05/01/50 2,016,049
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,111,282
1,750,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .250 06/01/50 1,764,259
1,700,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .000 06/01/55 1,662,953
1,830,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,911,633
5,000 (d) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,090
4,000,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured
5 .000 06/01/42 4,111,073
825,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015B
5 .000 05/15/34 825,461
3,975,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/35 4,445,607
370,000 (b) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 294,782
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 737,823
6,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 5,821,654
700,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/43 724,485
655,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/44 670,846
850,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/45 860,642

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 715,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2025A
5 .500% 12/01/50 $ 747,447
3,000,000 Wyoming Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023 - AGM
Insured
5 .000 05/01/43 3,040,406
TOTAL MICHIGAN 35,863,101
MINNESOTA - 1.3%
585,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 522,734
4,675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 3,998,966
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,008,265
155,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
4 .500 08/01/26 155,029
980,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 1,005,082
1,000,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds,
PACT Charter School Project,  Series 2022A
5 .000 06/01/32 974,689
8,965,000 (e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A, (UB)
4 .375 11/15/53 8,141,280
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 759,278
TOTAL MINNESOTA 19,565,323
MISSISSIPPI - 1.1%
3,180,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center,
Colony Park Teaching Campus, Series 2023A
5 .000 06/01/42 3,220,232
100,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .250 06/01/44 102,638
1,145,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .000 06/01/50 1,136,354
4,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,866,953
8,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 7,978,921
TOTAL MISSISSIPPI 16,305,098
MISSOURI - 2.2%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/42 3,145,552
1,900,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2025
5 .500 03/01/45 1,981,375
2,500,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,297,962
1,960,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 2,010,707
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,149,468
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 449,312
2,330,000 Orchard Farm R-V School District, Saint Charles County,
Missouri, Certificates of Participation, Series 2022A
5 .250 04/01/39 2,403,131
2,200,000 Ozark Reorganized School District 6, Christian County,
Missouri, General Obligation Bonds, School Building Series
2022 - AGM Insured
6 .000 03/01/42 2,404,640
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 10,204,996
253,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 88,550

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 510,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000% 10/01/49 $ 481,738
2,205,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875 06/15/36 2,183,774
600,000 Wright City School District R-II, Warren County, Missouri,
General Obligation Bonds, School Building Series 2022 - AGM
Insured
6 .000 03/01/42 661,554
TOTAL MISSOURI 32,462,759
MONTANA - 0.3%
5,000,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 4,907,610
TOTAL MONTANA 4,907,610
NEBRASKA - 0.9%
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,582,240
2,000,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
6 .000 12/15/37 1,849,392
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,044,858
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,523,533
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 2,826,462
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,001,717
TOTAL NEBRASKA 12,828,202
NEVADA - 1.4%
3,000,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/42 2,895,552
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 12,605,938
770,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .000 03/01/38 765,905
600,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 581,186
1,000,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/39 997,194
935,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/44 891,724
2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000 07/01/49 2,565,864
TOTAL NEVADA 21,303,363
NEW HAMPSHIRE - 1.3%
15,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .500 06/01/50 15,190,554
475,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 287,685
670,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017, (Pre-
refunded 7/01/27)
5 .000 07/01/44 701,699
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,057,291
TOTAL NEW HAMPSHIRE 20,237,229

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 2.3%
$ 100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2025E - BAM Insured
5 .750% 10/15/48 $ 109,042
2,715,000 Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 2,743,499
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,564,649
1,500,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 1,501,469
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,514,588
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,100,061
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 1,969,245
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,847,446
200,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/32 200,217
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024A
5 .250 06/15/39 7,492,514
3,735,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 3,865,270
3,000,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 2,983,039
TOTAL NEW JERSEY 33,891,039
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 1,984,937
TOTAL NEW MEXICO 1,984,937
NEW YORK - 7.0%
400,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .000 07/01/27 399,992
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
4 .000 06/15/32 372,910
1,250,000 (b) Build NYC Resource Corporation Revenue Bonds, New York,
East Harlem Scholars Academy Charter School Project Series
2022
5 .750 06/01/42 1,246,999
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/44 1,013,087
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/45 1,008,543
1,020,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 1,011,309
785,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2022A
5 .000 07/01/37 810,342
725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/32 716,220
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 512,807
925,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
4 .000 07/01/38 799,413
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/41 753,046

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000% 07/01/32 $ 9,008,247
2,535,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/25 2,535,000
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/36 770,088
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/37 427,253
750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/38 699,627
6,610,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
5 .250 03/15/49 6,795,952
1,575,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,762,884
1,975,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester General Hospital Project,
Series 2017
5 .000 12/01/46 1,901,113
2,011,368 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,982,166
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 5,236,254
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,113,169
7,090,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 6,797,074
500,000 (d) New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 530,342
5,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 4,760,435
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,780,098
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/54 2,607,786
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/50 10,374,260
1,980,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/44 2,007,021
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/34 5,231,854
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,625,306
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 3,912,523
750,000 Schenectady County Capital Resource Corporation, New York,
Revenue Bonds, Union College Project, Series 2022
5 .250 07/01/52 760,890
11,505,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
5 .500 05/15/63 11,906,369
3,285,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/52 3,330,781

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,360,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750% 11/01/48 $ 1,442,543
1,250,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,301,411
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 932,992
1,155,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/38 1,234,275
TOTAL NEW YORK 104,412,381
NORTH CAROLINA - 0.5%
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,346,880
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 441,471
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,110,185
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 626,633
1,130,000 (a) Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/43 1,181,496
995,000 (a) Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/44 1,034,656
1,300,000 (a) Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .000 02/01/45 1,287,692
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,002,813
TOTAL NORTH CAROLINA 8,031,826
NORTH DAKOTA - 0.4%
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024C
4 .650 07/01/44 4,886,970
1,485,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 1,480,929
TOTAL NORTH DAKOTA 6,367,899
OHIO - 2.1%
1,315,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 1,334,619
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/42 2,056,226
3,700,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,413,594
1,000,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/44 958,724
1,415,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/49 1,309,907
1,910,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/52 1,740,487
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,047,020

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250% 09/01/54 $ 392,259
285,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 286,517
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,835,032
5,000,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities
Series 2023 - BAM Insured
5 .500 12/01/48 5,203,805
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,128,697
1,100,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/50 1,040,768
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 231,317
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,788,127
1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500 12/01/43 1,736,102
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,237,711
635,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/44 649,672
TOTAL OHIO 31,390,584
OKLAHOMA - 0.4%
2,145,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/33 2,271,045
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,006,563
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 766,572
1,100,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,215,435
TOTAL OKLAHOMA 6,259,615
OREGON - 1.0%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,658,528
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,651,344
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,377,479
1,355,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/44 1,402,143
915,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/45 942,485
2,500,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/45 2,478,112
525,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/43 545,510
1,600,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,477,514
1,300,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,175,419
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Refunding & New Money Series 2025A
5 .250 05/01/44 2,122,423

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 500,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150% 10/01/26 $ 499,857
TOTAL OREGON 15,330,814
PENNSYLVANIA - 2.9%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 102,107
3,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 2,900,493
2,000,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding
Forward Delivery Series 2022
5 .000 05/01/42 2,015,745
11,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,495
147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 133,255
73,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 52,677
23,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,387
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,012,221
1,000,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/47 1,021,354
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,395,218
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 4,760,764
1,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
4 .125 12/31/38 908,520
10,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 06/30/42 9,706,739
3,275,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250 11/01/48 3,322,443
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,028,181
2,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/47 2,533,538
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,229,637
5,625,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2025
5 .000 08/15/47 5,639,950
TOTAL PENNSYLVANIA 42,797,724
RHODE ISLAND - 0.5%
4,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 3,891,507
4,000,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Series 2025A
5 .250 10/01/50 4,142,149
TOTAL RHODE ISLAND 8,033,656

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.2%
$ 1,150,000 Aiken Water & Sewer System, South Carolina, Revenue Bonds,
Series 2024A
4 .000% 08/01/49 $ 982,942
750,000 Horry County, South Carolina, Limited Obligation Bonds,
Hospitality Fee & Local Accommodations Fee Pledge, Series
2022
5 .000 09/01/39 793,282
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 2,912,031
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,216,784
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,155,747
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,366,687
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 256,284
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 917,228
TOTAL SOUTH CAROLINA 18,600,985
SOUTH DAKOTA - 0.2%
1,555,000 Baltic School District No. 49-1, South Dakota, General
Obligation Bonds, Series 2022 - AGM Insured
5 .500 12/01/51 1,597,758
1,960,000 Brandon, Minnehaha County, South Dakota, Water Surcharge
Revenue Bonds, Series 2022 - BAM Insured
5 .500 08/01/47 2,046,916
TOTAL SOUTH DAKOTA 3,644,674
TENNESSEE - 0.4%
2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/49 1,982,874
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .000 07/01/44 666,362
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,399,324
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,174,803
TOTAL TENNESSEE 6,223,363
TEXAS - 6.7%
685,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 643,129
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 587,856
500,000 Austin Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2023
4 .000 08/01/48 439,590
4,300,000 Austin Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2024
5 .250 08/01/49 4,426,986
4,300,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/42 4,432,937
560,000 (b) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 3, Series 2024
5 .000 11/01/44 519,259
550,000 (b) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 531,504
276,000 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 291,074

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 750,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250% 12/31/44 $ 707,058
2,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/50 2,575,194
3,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/55 3,591,723
450,000 Fort Bend Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Refunding & School Building
Series 2024A
5 .000 08/15/25 450,409
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/42 1,066,394
750,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/43 794,443
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 671,972
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 617,603
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,337,812
1,230,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .500 09/01/32 1,232,550
5,000,000 Harris County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2025
5 .250 02/15/50 5,107,800
2,255,000 Highland Park Independent School District, Potter County,
Texas, General Obligation Bonds, School Building Series 2023
5 .250 02/15/41 2,389,848
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,149,958
2,475,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 2,617,772
640,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvement Series 2020
5 .000 02/15/34 643,465
6,000,000 Kerrville Public Utility Board Public Facility Corporation, Texas,
Power Supply Revenue Bonds, Series 2025A - BAM Insured
5 .250 04/15/46 6,172,277
250,000 (a),(b) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 250,880
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021, (AMT)
5 .000 11/01/29 1,609,512
1,500,000 Memorial City Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2025
5 .000 09/01/45 1,465,189
1,500,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,500,451
150,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 152,412
750,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 742,628
2,000,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5 .000 01/01/41 1,972,509
1,595,000 (e) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 1,645,267
700,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 693,334
1,040,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 1,040,224

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500% 11/15/47 $ 2,236,589
3,850,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 3,936,135
6,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 5,873,902
5,000,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A, (UB)
5 .000 11/15/49 4,998,697
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,367,652
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,016,439
5,365,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 5,854,312
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,804,599
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,462,744
2,000,000 Texas State Technical College System, Financing System
Revenue Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,143,466
400,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 393,485
2,125,000 Upper Trinity Regional Water District, Texas, Regional Treated
Water Supply System Revenue Bonds, Refunding Series 2025 -
BAM Insured
5 .500 08/01/50 2,206,992
1,240,000 Viridian Municipal Management District, Texas, Revenue
Bonds, Road Improvement Series 2023 - AGM Insured
5 .000 12/01/38 1,262,480
TOTAL TEXAS 100,628,511
UTAH - 3.3%
265,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 257,689
1,400,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/44 1,458,238
250,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 259,004
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .500 06/01/50 1,043,031
650,000 (b) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project,
Subordinate Lien Series 2025C
5 .000 07/15/35 651,481
344,040 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 333,803
2,570,000 (b) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 2,571,664
2,450,000 Herber Light and Power Company, Utah, Electric Revenue
Bonds, Series 2023 - BAM Insured
5 .000 12/15/47 2,437,119
1,275,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,306,532
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .250 06/15/47 4,528,007
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .500 06/15/49 4,148,263

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 450,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250% 02/01/49 $ 455,402
1,750,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/55 1,768,795
1,955,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,580,110
4,800,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 4,779,740
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,382,030
1,450,000 Peaks Public Infrastructure District, Morgan County, Utah,
Special Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,303,601
1,000,000 (b) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 992,757
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 1,736,692
1,925,000 (b) Sawmill Infrastructure Financing District, Utah, Special
Assessment Bonds, Sawmill Assessment Area, Series 2025
6 .000 12/01/54 1,910,130
850,000 (b) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 803,997
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,280,775
1,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 915,937
2,220,000 (b) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,253,129
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,093,013
TOTAL UTAH 49,250,939
VERMONT - 0.1%
1,270,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, University of Vermont Medical Center Project,
Green Series 2016B
5 .000 12/01/37 1,273,360
TOTAL VERMONT 1,273,360
VIRGINIA - 3.7%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 12,990,574
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health
System Obligated Group, Series 2018
4 .000 01/01/50 2,548,693
2,030,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 1,887,986
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 432,804
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 365,539
2,670,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/41 2,834,330
2,200,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
6 .500 09/01/43 2,374,906
5,875,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/40 5,602,391
310,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 291,027

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .000% 06/15/43 $ 1,008,283
1,320,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 1,320,837
13,440,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,523,112
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 505,807
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 301,645
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 4,780,439
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,313,602
4,000,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire, Refunding
Series 2024A
5 .500 12/01/54 3,939,032
650,000 Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured
5 .250 07/01/53 668,600
TOTAL VIRGINIA 55,689,607
WASHINGTON - 2.1%
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,498,319
5,000,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,000,790
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 1,958,276
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,829,186
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,160,857
1,000,000 Port Vancouver, Washington, General Obligation Bonds,
Limited Tax Series 2025, (AMT)
5 .125 12/01/55 982,041
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 720,215
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,815,561
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 4,918,880
675,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/25 675,496
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/32 2,025,192
700,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
4 .000 08/15/42 617,868
1,250,000 Whatcom County Public Utility District 1, Washington, General
Obligation Bonds, Limited Tax Series 2025A - BAM Insured,
(AMT)
5 .500 12/01/44 1,284,077
TOTAL WASHINGTON 31,486,758

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 1.0%
$ 790,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700% 12/01/42 $ 801,087
1,000,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 975,189
3,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 3,099,534
3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 3,690,239
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/44 2,041,793
1,755,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/45 1,783,582
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .500 06/01/50 2,054,380
TOTAL WEST VIRGINIA 14,445,804
WISCONSIN - 3.9%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,573,894
3,500,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Refunding
Series 2016A
5 .000 06/01/40 3,451,816
10,000,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2025A
5 .500 06/01/55 10,117,931
6,475,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 5,983,417
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,073,773
1,775,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/38 1,776,785
1,100,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,000,113
8,315,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 8,096,114
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 4,822,453
1,875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 1,933,084
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,962,824
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,459,871
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,424,478
8,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Aspirus Inc., Series 2025
5 .250 08/15/50 8,116,282
3,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 3,229,842

Portfolio of Investments July 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,415,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024A
5 .250% 08/15/39 $ 1,437,427
TOTAL WISCONSIN 58,460,104
TOTAL MUNICIPAL BONDS
(Cost $1,476,653,398) 1,440,832,347
TOTAL LONG-TERM INVESTMENTS
(Cost $1,476,653,398) 1,440,832,347
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
2650000 MUNICIPAL BONDS - 0.2% 2650000
COLORADO - 0.1%
1,325,000 (g) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
2 .300 11/01/36 1,325,000
TOTAL COLORADO 1,325,000
NEW YORK - 0.1%
1,325,000 (g) Battery Park City Authority, New York, Revenue Bonds,
Adjustable Rate Junior Series 2019D-2
2 .750 11/01/38 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $2,650,000) 2,650,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,650,000) 2,650,000
TOTAL INVESTMENTS - 96.1%
(Cost $1,479,303,398) 1,443,482,347
FLOATING RATE OBLIGATIONS - (1.3)% (19,680,000)
OTHER ASSETS & LIABILITIES, NET -  5.2% 77,865,625
NET ASSETS - 100% $ 1,501,667,972
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $167,441,430 or 11.6% of Total Investments.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments July 31, 2025
Core Impact Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
ASSET-BACKED SECURITIES - 4.5% –
$ 64,427 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
2 .100% 05/20/48 $ 50,155
114,563 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
2 .360 07/20/48 82,497
120,629 (a) Loanpal Solar Loan 2021-2 Ltd, Series 2021 2GS 2 .220 03/20/48 96,855
97,290 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 1 .440 08/20/46 82,066
117,646 (a) Mosaic Solar Loan Trust 2021-3, Series 2021 3A 1 .920 06/20/52 89,432
250,000 (a) Tesla Auto Lease Trust 2024-B, Series 2024 B 4 .820 10/20/27 250,377
31,467 (a) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 29,984
193,005 (a) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 173,044
TOTAL ASSET-BACKED SECURITIES
(Cost $986,655) 854,410
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8442507 CORPORATE BONDS - 44.2% (b) 8442507
BANKS - 7.3%
200,000 (c),(d) African Development Bank 5 .750 N/A 197,827
150,000 Asian Infrastructure Investment Bank/The 4 .500 01/16/30 153,145
140,000 Asian Infrastructure Investment Bank/The 4 .500 05/21/35 141,313
175,000 (a) International Development Association 4 .500 02/12/35 175,619
225,000 (a) International Development Association 4 .000 06/11/30 224,475
500,000 M&T Bank Corp 4 .833 01/16/29 502,690
TOTAL BANKS 1,395,069
CAPITAL GOODS - 1.0%
200,000 Conservation Fund A Nonprofit Corp/The 3 .474 12/15/29 187,779
TOTAL CAPITAL GOODS 187,779
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
200,000 (a) Amazon Conservation DAC 6 .034 01/16/42 200,970
250,000 Rockefeller Foundation/The 2 .492 10/01/50 148,338
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 349,308
CONSUMER SERVICES - 2.1%
250,000 Bush Foundation 2 .754 10/01/50 153,240
100,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 86,190
200,000 Starbucks Corp 4 .450 08/15/49 164,171
TOTAL CONSUMER SERVICES 403,601
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
225,000 (a) Alimentation Couche-Tard Inc 3 .625 05/13/51 152,448
250,000 Sysco Corp 2 .400 02/15/30 227,918
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 380,366
ENERGY - 2.6%
250,000 Arab Energy Fund /The, Reg S 5 .428 05/02/29 257,488
250,000 (a) Raizen Fuels Finance SA 6 .950 03/05/54 233,499
TOTAL ENERGY 490,987
FINANCIAL SERVICES - 6.2%
100,000 European Investment Bank 3 .750 02/14/33 97,016
250,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 247,712
125,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 113,609
100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 100,334
45,000 Low Income Investment Fund 3 .386 07/01/26 44,109
50,000 NHP Foundation/The 6 .000 12/01/33 53,291
263,000 (a) Starwood Property Trust Inc 6 .500 10/15/30 270,709
250,000 (a) WLB Asset VI Pte Ltd 7 .250 12/21/27 259,245
TOTAL FINANCIAL SERVICES 1,186,025
FOOD, BEVERAGE & TOBACCO - 0.8%
250,000 PepsiCo Inc 2 .875 10/15/49 163,039
TOTAL FOOD, BEVERAGE & TOBACCO 163,039

Portfolio of Investments July 31, 2025
(continued)
Core Impact Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$ 250,000 Seattle Children's Hospital 2 .719% 10/01/50 $ 152,768
TOTAL HEALTH CARE EQUIPMENT & SERVICES 152,768
MATERIALS - 3.2%
350,000 Air Products and Chemicals Inc 4 .800 03/03/33 351,005
250,000 Smurfit Westrock Financing DAC 5 .418 01/15/35 253,806
TOTAL MATERIALS 604,811
MEDIA & ENTERTAINMENT - 2.6%
500,000 Comcast Corp 4 .650 02/15/33 494,559
TOTAL MEDIA & ENTERTAINMENT 494,559
TELECOMMUNICATION SERVICES - 0.9%
250,000 Verizon Communications Inc 2 .850 09/03/41 176,733
TOTAL TELECOMMUNICATION SERVICES 176,733
UTILITIES - 12.9%
250,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 256,250
200,000 Duke Energy Progress LLC 4 .000 04/01/52 152,849
250,000 MidAmerican Energy Co 3 .150 04/15/50 168,426
250,000 Pacific Gas and Electric Co 6 .700 04/01/53 256,169
250,000 PG&E Recovery Funding LLC 5 .231 06/01/42 245,604
100,000 Public Service Co of Oklahoma 2 .200 08/15/31 86,603
100,000 Public Service Electric and Gas Co 5 .125 03/15/53 93,342
150,000 (a) RWE Finance US LLC 5 .875 04/16/34 155,111
171,413 (a) Solar Star Funding LLC 5 .375 06/30/35 174,934
200,000 Southern California Edison Co 3 .650 06/01/51 134,867
200,000 Southwestern Electric Power Co 3 .250 11/01/51 129,232
150,000 Southwestern Public Service Co 3 .150 05/01/50 96,508
183,220 (a) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 150,566
114,445 (a) Topaz Solar Farms LLC 5 .750 09/30/39 112,436
162,222 (a) UEP Penonome II SA2020 1 6 .500 10/01/38 143,589
100,000 (a),(c),(d) Vistra Corp 7 .000 N/A 100,976
TOTAL UTILITIES 2,457,462
TOTAL CORPORATE BONDS
(Cost $9,097,707) 8,442,507
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 24.3% –
897 (e) Banc of America Mortgage 2004-K Trust, Series 2004 K 5 .557 12/25/34 888
125,000 (a),(e) BFLD Trust 2020-EYP, Series 2020 EYP, (TSFR1M + 2.214%) 6 .556 10/15/35 5,250
200,000 (a),(e) Century Plaza Towers 2019-CPT, Series 2019 CPT 2 .997 11/13/39 162,724
4,220 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 4,204
835 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 794
19,189 Fannie Mae Pool, FN MA4785 5 .000 10/01/52 18,768
20,263 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 19,256
42,295 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 39,088
5,329 Fannie Mae Pool, FN MA4709 5 .000 07/01/52 5,213
8,024 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 6,880
1,544 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,337
775 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 758
3,485 Fannie Mae Pool, FN CA6414 3 .000 07/01/50 3,052
2,170 Fannie Mae Pool, FN BU8837 5 .000 05/01/52 2,125
2,136 Fannie Mae Pool, FN BT0267 3 .000 09/01/51 1,863
8,546 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 7,095
5,828 Freddie Mac Gold Pool, FG G08760 3 .000 04/01/47 5,110
250,000 Freddie Mac Multiclass Certificates Series 2020-P003, Series
2020 P003
1 .956 09/25/46 189,695
125,811 Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2020 Q014
1 .555 01/25/36 103,565
4,171 Freddie Mac Pool, FR SD8220 3 .000 06/01/52 3,572
308,347 Ginnie Mae II Pool, G2 MA8347 4 .500 10/20/52 294,556
95,543 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 93,756
54,262 Ginnie Mae II Pool, G2 MA8487 3 .500 12/20/52 48,799
51,062 Ginnie Mae II Pool, G2 MA8488 4 .000 12/20/52 47,661

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 364,130 Ginnie Mae II Pool, G2 MA8489 4 .500% 12/20/52 $ 347,500
4,173 Ginnie Mae II Pool, G2 MA8646 4 .500 02/20/53 3,984
44,964 Ginnie Mae II Pool, G2 MA9488 5 .500 02/20/54 45,010
3,632 Ginnie Mae II Pool, G2 MA8648 5 .500 02/20/53 3,641
24,350 Ginnie Mae II Pool, G2 MA9101 3 .000 08/20/53 21,307
440,342 Ginnie Mae II Pool, G2 MA9906 5 .500 09/20/54 439,493
65,387 Ginnie Mae II Pool, G2 MA9907 6 .000 09/20/54 66,333
23,201 Ginnie Mae II Pool, G2 MA8269 5 .000 09/20/52 22,767
593,456 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 581,714
399,232 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4 .000 09/20/52 370,915
3,830 Ginnie Mae II Pool, G2 BX3679 3 .000 08/20/50 3,358
46,129 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 41,484
16,074 Ginnie Mae II Pool, G2 BY0325 2 .500 10/20/50 13,426
389 Ginnie Mae II Pool, G2 BY0330 3 .000 10/20/50 340
888 Ginnie Mae II Pool, G2 BY0331 3 .000 10/20/50 776
2,329 Ginnie Mae II Pool, G2 BY0338 3 .500 08/20/50 2,122
47,386 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 45,355
1,554 Ginnie Mae II Pool, G2 BY0340 3 .500 08/20/50 1,410
2,031 Ginnie Mae II Pool, G2 BY0339 3 .500 08/20/50 1,856
4,790 Ginnie Mae II Pool, G2 BX3680 3 .000 08/20/50 4,196
2,453 Ginnie Mae II Pool, G2 BX3681 3 .000 08/20/50 2,148
102,999 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 90,042
442,971 Ginnie Mae II Pool, G2 MA7989 3 .500 04/20/52 399,439
54,482 Ginnie Mae II Pool, G2 MA8043 3 .000 05/20/52 47,625
235,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .228 07/10/39 221,177
212,214 (a),(e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 203,057
150,000 (a),(e) NYC Commercial Mortgage Trust 2025-300P, Series 2025 300P 4 .879 07/13/42 149,174
250,000 (a),(e) PENN Commercial Mortgage Trust 2025-P11, Series 2025 P11 5 .522 08/12/42 251,084
200,000 (a),(e) VNDO Trust 2016-350P, Series 2016 350P 3 .903 01/10/35 196,612
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,892,542) 4,643,354
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3221325 MUNICIPAL BONDS - 16.9% 3221325
ALASKA - 0.8%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500 10/01/52 155,134
TOTAL ALASKA 155,134
CALIFORNIA - 4.7%
200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2 .684 06/15/40 145,690
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4 .655 10/01/27 252,549
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5 .770 06/15/45 251,058
250,000 San Jose Financing Authority, California, Lease Revenue Bonds,
Convention Center Refunding Project, Taxable, Series 2022A
4 .662 05/01/37 239,873
TOTAL CALIFORNIA 889,170
ILLINOIS - 0.3%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4 .000 12/01/28 49,571
TOTAL ILLINOIS 49,571
IOWA - 1.3%
250,000 (a) Iowa Finance Authority 7 .000 11/01/27 252,026
TOTAL IOWA 252,026
MASSACHUSETTS - 0.8%
170,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 159,407
TOTAL MASSACHUSETTS 159,407

Portfolio of Investments July 31, 2025
(continued)
Core Impact Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 3.8%
$ 500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5 .775% 11/01/54 $ 471,877
250,000 New Hampshire Business Finance Authority 5 .876 12/01/35 258,991
TOTAL NEW HAMPSHIRE 730,868
NEW YORK - 2.1%
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5 .094 10/01/49 234,784
150,000 United Nations Development Corporation, New York, Revenue
Bonds, Taxable Series 2025A
6 .536 08/01/55 156,230
TOTAL NEW YORK 391,014
OHIO - 0.5%
95,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010E
6 .270 02/15/50 97,003
TOTAL OHIO 97,003
PENNSYLVANIA - 1.3%
250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5 .226 09/01/40 243,804
TOTAL PENNSYLVANIA 243,804
WISCONSIN - 1.3%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5 .292 07/01/29 253,328
TOTAL WISCONSIN 253,328
TOTAL MUNICIPAL BONDS
(Cost $3,221,405) 3,221,325
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1560586 SOVEREIGN DEBT - 8.2% 1560586
CANADA - 3.9%
500,000 Export Development Canada 4 .750 06/05/34 514,298
250,000 (a) OMERS Finance Trust 3 .500 04/19/32 235,751
TOTAL CANADA 750,049
DOMINICAN REPUBLIC - 0.8%
150,000 (a) Dominican Republic International Bond 6 .600 06/01/36 152,175
TOTAL DOMINICAN REPUBLIC 152,175
NETHERLANDS - 2.4%
200,000 (a) Nederlandse Waterschapsbank NV 4 .000 06/01/28 199,874
250,000 (a) Nederlandse Waterschapsbank NV 4 .500 01/16/30 254,574
TOTAL NETHERLANDS 454,448
SWEDEN - 1.1%
200,000 (a) Kommuninvest I Sverige AB 4 .625 09/29/28 203,914
TOTAL SWEDEN 203,914
TOTAL SOVEREIGN DEBT
(Cost $1,539,456) 1,560,586
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
208459 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1% 208459
140,000 United States Treasury Note/Bond 4 .625 02/15/55 134,115
75,000 United States Treasury Note/Bond 4 .250 05/15/35 74,344
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $207,881) 208,459
TOTAL LONG-TERM INVESTMENTS
(Cost $19,945,646) 18,930,641
OTHER ASSETS & LIABILITIES, NET -  0.8% 156,121
NET ASSETS - 100% $ 19,086,762

See Notes to Financial Statements
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $6,066,238 or 32.0% of Total Investments.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
1.6% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments July 31, 2025
Emerging Markets Debt
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.2%
13002902 CORPORATE BONDS - 46.6% (a)
ARGENTINA - 0.5%
$ 140,000 (b) Arcor SAIC 7 .600% 07/31/33 $ 139,650
TOTAL ARGENTINA 139,650
AUSTRALIA - 0.7%
200,000 AngloGold Ashanti Holdings PLC 3 .375 11/01/28 191,265
TOTAL AUSTRALIA 191,265
BRAZIL - 2.2%
200,000 (b) Caixa Economica Federal 5 .625 05/13/30 200,200
200,000 (b) LD Celulose International GmbH 7 .950 01/26/32 209,100
200,000 Vale Overseas Ltd 6 .400 06/28/54 196,407
TOTAL BRAZIL 605,707
CHILE - 6.1%
200,000 (b) Antofagasta PLC 5 .625 05/13/32 203,846
200,000 (b),(c) Banco de Credito e Inversiones SA 7 .500 N/A 205,000
200,000 (b),(c) Banco del Estado de Chile 7 .950 N/A 212,280
200,000 (b) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 204,700
200,000 (b) Cia Cervecerias Unidas SA 3 .350 01/19/32 175,886
200,000 (b) Corp Nacional del Cobre de Chile 5 .625 10/18/43 182,955
200,000 (b) Corp Nacional del Cobre de Chile 3 .000 09/30/29 185,959
200,000 (b) Corp Nacional del Cobre de Chile 3 .700 01/30/50 134,924
200,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 206,192
TOTAL CHILE 1,711,742
CHINA - 1.4%
200,000 (b) Lenovo Group Ltd 3 .421 11/02/30 186,268
225,000 (b) Prosus NV 4 .193 01/19/32 211,772
TOTAL CHINA 398,040
INDIA - 2.2%
250,000 (b) Indian Railway Finance Corp Ltd 3 .249 02/13/30 234,416
200,000 REC Ltd, Reg S 4 .625 03/22/28 199,436
200,000 (b) UltraTech Cement Ltd 2 .800 02/16/31 179,172
TOTAL INDIA 613,024
INDONESIA - 3.7%
200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 200,096
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
6 .530 11/15/28 211,896
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5 .450 05/15/30 204,903
200,000 (b) Pertamina Persero PT 6 .500 05/27/41 209,347
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 204,061
TOTAL INDONESIA 1,030,303
ISRAEL - 1.4%
200,000 (b) Israel Electric Corp Ltd, Reg S 3 .750 02/22/32 180,884
200,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 3 .077 04/07/31 196,440
TOTAL ISRAEL 377,324
KAZAKHSTAN - 0.9%
300,000 (b) KazMunayGas National Co JSC 5 .750 04/19/47 263,161
TOTAL KAZAKHSTAN 263,161
MALAYSIA - 1.5%
240,000 (b) Petronas Capital Ltd 5 .340 04/03/35 243,666
200,000 (b) Petronas Capital Ltd 2 .480 01/28/32 175,180
TOTAL MALAYSIA 418,846
MEXICO - 11.1%
200,000 (b) Alpek SAB de CV 3 .250 02/25/31 172,763
200,000 (b),(d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 192,159
200,000 (b) Banco Nacional de Comercio Exterior SNC/Cayman Islands 5 .875 05/07/30 203,500
200,000 (b) Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand
5 .621 12/10/29 205,200

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 200,000 (b) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8 .450% 06/29/38 $ 213,215
150,000 Coca-Cola Femsa SAB de CV 5 .100 05/06/35 149,075
200,000 (b) Comision Federal de Electricidad 4 .688 05/15/29 194,014
250,000 (b),(e) Eagle Funding Luxco Sarl 5 .500 08/17/30 251,125
198,102 (b) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7 .250 01/31/41 202,638
200,000 (b) Gruma SAB de CV 5 .761 12/09/54 192,000
200,000 (b),(f) Grupo Aeromexico SAB de CV 8 .625 11/15/31 195,000
200,000 Grupo Televisa SAB 6 .625 01/15/40 185,365
300,000 (b) Mexico City Airport Trust 5 .500 10/31/46 253,335
200,000 (b) Orbia Advance Corp SAB de CV 6 .800 05/13/30 203,975
100,000 Petroleos Mexicanos 5 .350 02/12/28 97,501
200,000 (f) Petroleos Mexicanos 5 .950 01/28/31 185,639
TOTAL MEXICO 3,096,504
MOROCCO - 0.7%
200,000 (b) OCP SA 6 .700 03/01/36 202,392
TOTAL MOROCCO 202,392
NIGERIA - 0.7%
200,000 (b) IHS Holding Ltd 7 .875 05/29/30 202,546
TOTAL NIGERIA 202,546
PERU - 1.2%
200,000 (b) Niagara Energy SAC 5 .746 10/03/34 200,306
200,000 (b) Petroleos del Peru SA 5 .625 06/19/47 134,147
TOTAL PERU 334,453
POLAND - 0.7%
200,000 (b) ORLEN SA 6 .000 01/30/35 205,457
TOTAL POLAND 205,457
SAUDI ARABIA - 0.8%
250,000 (b) Saudi Arabian Oil Co 2 .250 11/24/30 223,461
TOTAL SAUDI ARABIA 223,461
SOUTH AFRICA - 2.1%
200,000 Sasol Financing USA LLC 5 .500 03/18/31 166,457
200,000 (b) Transnet SOC Ltd 8 .250 02/06/28 208,434
200,000 (b) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5 .854 05/13/32 204,481
TOTAL SOUTH AFRICA 579,372
SUPRANATIONAL - 1.3%
400,000 (b) Banque Ouest Africaine de Developpement 4 .700 10/22/31 364,232
TOTAL SUPRANATIONAL 364,232
THAILAND - 1.6%
200,000 (b) Bangkok Bank PCL/Hong Kong 5 .650 07/05/34 207,740
250,000 (b) PTTEP Treasury Center Co Ltd 2 .993 01/15/30 233,158
TOTAL THAILAND 440,898
TURKEY - 2.2%
200,000 (b),(f) Sisecam UK PLC 8 .625 05/02/32 205,728
200,000 (b) Turkcell Iletisim Hizmetleri AS 7 .650 01/24/32 205,522
200,000 (b) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 207,179
TOTAL TURKEY 618,429
UNITED ARAB EMIRATES - 2.8%
250,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 226,341
200,000 (b) DP World Ltd/United Arab Emirates 5 .625 09/25/48 188,568
147,430 (b) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 131,444
240,000 (b) MDGH GMTN RSC Ltd 4 .375 11/22/33 231,600
TOTAL UNITED ARAB EMIRATES 777,953
UNITED KINGDOM - 0.8%
200,000 (b) Standard Chartered PLC 5 .905 05/14/35 208,143
TOTAL UNITED KINGDOM 208,143
TOTAL CORPORATE BONDS
(Cost $12,491,203) 13,002,902

Portfolio of Investments July 31, 2025
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13839490 SOVEREIGN DEBT - 49.6%
ANGOLA - 1.0%
$ 300,000 (b) Angolan Government International Bond 8 .750% 04/14/32 $ 272,679
TOTAL ANGOLA 272,679
BARBADOS - 0.7%
200,000 (b) Barbados Government International Bond 8 .000 06/26/35 199,426
TOTAL BARBADOS 199,426
BENIN - 0.7%
200,000 (b) Benin Government International Bond 8 .375 01/23/41 197,070
TOTAL BENIN 197,070
BERMUDA - 1.0%
300,000 (b) Bermuda Government International Bond 2 .375 08/20/30 266,658
TOTAL BERMUDA 266,658
BRAZIL - 0.7%
200,000 Brazilian Government International Bond 7 .125 05/13/54 192,000
TOTAL BRAZIL 192,000
CHILE - 1.7%
550,000 Chile Government International Bond 2 .550 07/27/33 462,550
TOTAL CHILE 462,550
COLOMBIA - 1.5%
200,000 Colombia Government International Bond 8 .000 04/20/33 210,700
200,000 Colombia Government International Bond 8 .750 11/14/53 203,000
TOTAL COLOMBIA 413,700
COTE D'IVOIRE - 1.7%
200,000 (b) Ivory Coast Government International Bond 8 .250 01/30/37 197,664
275,000 (b) Ivory Coast Government International Bond 8 .075 04/01/36 270,845
TOTAL COTE D'IVOIRE 468,509
DOMINICAN REPUBLIC - 1.6%
300,000 (b) Dominican Republic International Bond 5 .500 02/22/29 299,460
150,000 (b) Dominican Republic International Bond 7 .050 02/03/31 157,777
TOTAL DOMINICAN REPUBLIC 457,237
EGYPT - 1.5%
200,000 (b) Egypt Government International Bond 8 .625 02/04/30 202,883
250,000 (b) Egypt Government International Bond 7 .053 01/15/32 229,260
TOTAL EGYPT 432,143
GHANA - 0.6%
200,000 (b) Ghana Government International Bond 5 .000 07/03/35 160,581
TOTAL GHANA 160,581
HUNGARY - 2.9%
200,000 (b) Hungary Government International Bond 5 .250 06/16/29 201,984
200,000 (b) Hungary Government International Bond 6 .250 09/22/32 209,531
200,000 (b) Hungary Government International Bond 5 .500 03/26/36 193,485
200,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 204,738
TOTAL HUNGARY 809,738
INDIA - 0.7%
200,000 (b) Export-Import Bank of India 3 .250 01/15/30 188,570
TOTAL INDIA 188,570
INDONESIA - 1.2%
350,000 Indonesia Government International Bond 4 .650 09/20/32 346,540
TOTAL INDONESIA 346,540
KAZAKHSTAN - 1.4%
200,000 (b) Baiterek National Managing Holding JSC 5 .450 05/08/28 201,678
200,000 (b) Development Bank of Kazakhstan JSC 5 .500 04/15/27 202,442
TOTAL KAZAKHSTAN 404,120
MEXICO - 2.9%
250,000 Mexico Government International Bond 4 .280 08/14/41 191,250
250,000 Mexico Government International Bond 3 .500 02/12/34 209,375
200,000 Mexico Government International Bond 6 .338 05/04/53 182,700
250,000 Mexico Government International Bond 6 .400 05/07/54 229,125
TOTAL MEXICO 812,450

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NIGERIA - 1.8%
$ 200,000 (b) Nigeria Government International Bond 9 .625% 06/09/31 $ 213,469
300,000 (b) Nigeria Government International Bond 7 .375 09/28/33 276,268
TOTAL NIGERIA 489,737
OMAN - 0.7%
200,000 (b) Oman Government International Bond 6 .500 03/08/47 210,005
TOTAL OMAN 210,005
PANAMA - 2.0%
500,000 Panama Government International Bond 2 .252 09/29/32 382,780
200,000 Panama Government International Bond 6 .853 03/28/54 186,000
TOTAL PANAMA 568,780
PARAGUAY - 0.7%
200,000 (b),(f) Paraguay Government International Bond 6 .650 03/04/55 201,980
TOTAL PARAGUAY 201,980
PERU - 2.4%
250,000 (b) Fondo MIVIVIENDA SA 4 .625 04/12/27 249,202
225,000 Peruvian Government International Bond 2 .783 01/23/31 200,280
225,000 Peruvian Government International Bond 5 .375 02/08/35 224,003
TOTAL PERU 673,485
PHILIPPINES - 2.8%
675,000 (f) Philippine Government International Bond 1 .950 01/06/32 571,167
200,000 Philippine Government International Bond 5 .900 02/04/50 205,579
TOTAL PHILIPPINES 776,746
POLAND - 3.2%
400,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 404,610
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 130,787
75,000 Republic of Poland Government International Bond 5 .125 09/18/34 75,339
75,000 Republic of Poland Government International Bond 5 .500 03/18/54 70,112
200,000 Republic of Poland Government International Bond 4 .875 02/12/30 204,393
TOTAL POLAND 885,241
QATAR - 1.1%
310,000 (b) Qatar Government International Bond 5 .103 04/23/48 295,012
TOTAL QATAR 295,012
ROMANIA - 3.0%
270,000 (b) Romanian Government International Bond 4 .000 02/14/51 175,292
120,000 (b) Romanian Government International Bond 3 .625 03/27/32 104,782
50,000 (b) Romanian Government International Bond 7 .125 01/17/33 53,051
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 103,574
250,000 (b) Romanian Government International Bond 6 .375 01/30/34 249,229
150,000 (b) Romanian Government International Bond 5 .750 03/24/35 142,131
TOTAL ROMANIA 828,059
SAUDI ARABIA - 4.2%
250,000 (b) Saudi Government International Bond 4 .500 10/26/46 207,669
500,000 (b) Saudi Government International Bond 3 .625 03/04/28 491,042
325,000 (b) Saudi Government International Bond 2 .250 02/02/33 273,374
200,000 (b) Saudi Government International Bond 5 .750 01/16/54 192,629
TOTAL SAUDI ARABIA 1,164,714
SOUTH AFRICA - 2.6%
550,000 (b) Republic of South Africa Government International Bond 7 .100 11/19/36 546,215
200,000 (b) Republic of South Africa Government International Bond 7 .950 11/19/54 190,069
TOTAL SOUTH AFRICA 736,284
TURKEY - 1.5%
200,000 Turkiye Government International Bond 7 .625 05/15/34 207,151
200,000 Turkiye Government International Bond 7 .125 07/17/32 201,879
TOTAL TURKEY 409,030
UNITED ARAB EMIRATES - 1.0%
425,000 (b) Abu Dhabi Government International Bond 3 .125 09/30/49 292,175
TOTAL UNITED ARAB EMIRATES 292,175

Portfolio of Investments July 31, 2025
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UZBEKISTAN - 0.8%
$ 250,000 (b) Republic of Uzbekistan International Bond 3 .700% 11/25/30 $ 224,271
TOTAL UZBEKISTAN 224,271
TOTAL SOVEREIGN DEBT
(Cost $13,563,063) 13,839,490
TOTAL LONG-TERM INVESTMENTS
(Cost $26,054,266) 26,842,392
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   3.9%
1,093,123 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
4.320 (h) 1,093,123
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,093,123) 1,093,123
TOTAL INVESTMENTS (Cost $27,147,389) - 100.1% 27,935,515
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (39,829)
NET ASSETS - 100% $ 27,895,686
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $20,584,537 or 73.7% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.7% of Total Investments.
(e) When-issued or delayed delivery security.
(f) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,057,852.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
High Yield
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
17246013 CORPORATE BONDS - 96.6% (a) 17246013
AUTOMOBILES & COMPONENTS - 4.0%
$ 35,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750% 02/15/30 $ 36,086
125,000 (c) Goodyear Tire & Rubber Co/The 5 .000 07/15/29 121,264
10,000 (b) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 10,012
200,000 (b) IHO Verwaltungs GmbH 8 .000 11/15/32 205,614
55,000 (b) Phinia Inc 6 .750 04/15/29 56,600
135,000 (b) Phinia Inc 6 .625 10/15/32 137,523
150,000 ZF North America Capital Inc 6 .750 04/23/30 142,742
TOTAL AUTOMOBILES & COMPONENTS 709,841
CAPITAL GOODS - 8.2%
70,000 (b) AECOM 6 .000 08/01/33 70,569
200,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 205,857
100,000 (b) Alta Equipment Group Inc 9 .000 06/01/29 94,834
60,000 (b) Camelot Return Merger Sub Inc 8 .750 08/01/28 54,976
65,000 (b) Chart Industries Inc 7 .500 01/01/30 68,090
200,000 (b) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 204,000
25,000 (b) Gates Corp/DE 6 .875 07/01/29 25,727
45,000 (b) Goat Holdco LLC 6 .750 02/01/32 45,363
105,000 (b) Herc Holdings Inc 7 .000 06/15/30 108,521
65,000 (b) Herc Holdings Inc 6 .625 06/15/29 66,547
60,000 (b) Masterbrand Inc 7 .000 07/15/32 60,974
50,000 (b) New Flyer Holdings Inc 9 .250 07/01/30 53,212
40,000 (b) Standard Building Solutions Inc 6 .250 08/01/33 40,381
100,000 (b) TransDigm Inc 6 .375 03/01/29 102,345
100,000 (b) TransDigm Inc 6 .375 05/31/33 100,635
100,000 (b) Trinity Industries Inc 7 .750 07/15/28 104,112
50,000 (b) WESCO Distribution Inc 6 .375 03/15/33 51,188
TOTAL CAPITAL GOODS 1,457,331
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
80,000 (b) ASGN Inc 4 .625 05/15/28 77,886
10,000 (b) CACI International Inc 6 .375 06/15/33 10,226
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 88,112
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
80,000 (b) Academy Ltd 6 .000 11/15/27 79,831
35,000 (b) Asbury Automotive Group Inc 4 .625 11/15/29 33,630
75,000 (b) Bath & Body Works Inc 6 .625 10/01/30 76,770
25,000 (b) Group 1 Automotive Inc 6 .375 01/15/30 25,464
70,000 Kohl's Corp 5 .125 05/01/31 50,425
50,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 48,591
10,000 (b),(c) Macy's Retail Holdings LLC 6 .125 03/15/32 9,575
175,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 138,770
100,000 (b),(c) Michaels Cos Inc/The 7 .875 05/01/29 66,327
90,000 (b) Queen MergerCo Inc 6 .750 04/30/32 92,680
100,000 (b) Staples Inc 10 .750 09/01/29 93,766
15,000 (b) Veritiv Operating Co 10 .500 11/30/30 16,258
50,000 (b) Wayfair LLC 7 .250 10/31/29 50,874
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 782,961
CONSUMER DURABLES & APPAREL - 2.3%
100,000 (b) CD&R Smokey Buyer Inc 9 .500 10/15/29 83,000
20,000 (b) Champ Acquisition Corp 8 .375 12/01/31 21,159
80,000 Newell Brands Inc 6 .625 09/15/29 79,645
120,000 (b) S&S Holdings LLC 8 .375 10/01/31 114,972
115,000 (b) Wolverine World Wide Inc 4 .000 08/15/29 103,641
TOTAL CONSUMER DURABLES & APPAREL 402,417
CONSUMER SERVICES - 6.1%
75,000 (b) Caesars Entertainment Inc 6 .000 10/15/32 72,389
160,000 (b) Carnival Corp 5 .875 06/15/31 162,400
80,000 (b) Churchill Downs Inc 5 .750 04/01/30 79,802
95,000 (b) Cinemark USA Inc 7 .000 08/01/32 98,096

Portfolio of Investments July 31, 2025
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 115,000 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625% 01/15/29 $ 109,330
50,000 (b) Hilton Domestic Operating Co Inc 5 .750 09/15/33 50,048
40,000 (b) Life Time Inc 6 .000 11/15/31 40,295
10,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 8,730
145,000 MGM Resorts International 6 .125 09/15/29 146,988
200,000 (b) Motion Finco Sarl 8 .375 02/15/32 176,714
50,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 50,915
40,000 (b) Vail Resorts Inc 5 .625 07/15/30 40,220
50,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 50,147
TOTAL CONSUMER SERVICES 1,086,074
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
50,000 (b),(c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 50,776
50,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 50,964
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 101,740
ENERGY - 13.9%
65,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 64,996
50,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 50,741
50,000 (b) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 50,860
50,000 (b) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 50,693
115,000 (b),(c) Baytex Energy Corp 7 .375 03/15/32 111,212
15,000 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .000 07/15/29 15,555
8,902 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 8,512
80,000 (b) Buckeye Partners LP 6 .750 02/01/30 82,820
150,000 (b) Chord Energy Corp 6 .750 03/15/33 153,003
55,000 (b) Civitas Resources Inc 8 .375 07/01/28 56,558
65,000 (b),(c) Civitas Resources Inc 8 .750 07/01/31 65,802
60,000 (b) CNX Resources Corp 7 .250 03/01/32 61,860
50,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 49,427
15,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 15,513
150,000 (b) Harvest Midstream I LP 7 .500 05/15/32 155,915
165,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 162,077
10,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,435
100,000 (b) Kinetik Holdings LP 6 .625 12/15/28 102,271
65,000 (b) Kinetik Holdings LP 5 .875 06/15/30 65,053
50,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 51,207
40,000 (b) Matador Resources Co 6 .250 04/15/33 39,628
75,000 (b) Noble Finance II LLC 8 .000 04/15/30 76,498
100,000 (b) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 91,204
50,000 (b) Rockies Express Pipeline LLC 6 .750 03/15/33 51,940
65,000 (b),(d) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 67,131
50,000 (b) Sunoco LP 6 .250 07/01/33 50,640
40,000 (b) Sunoco LP 7 .000 05/01/29 41,403
100,000 (b) Talos Production Inc 9 .000 02/01/29 102,490
20,385 (b) Transocean Aquila Ltd 8 .000 09/30/28 20,642
36,000 (b) Transocean Inc 8 .750 02/15/30 37,324
31,667 (b) Transocean Titan Financing Ltd 8 .375 02/01/28 32,454
100,000 USA Compression Partners LP / USA Compression Finance
Corp
6 .875 09/01/27 99,976
130,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 132,893
30,000 (b) Venture Global LNG Inc 8 .125 06/01/28 31,059
180,000 (b) Venture Global LNG Inc 7 .000 01/15/30 182,523
40,000 (b) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 41,150
TOTAL ENERGY 2,483,465
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
35,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 36,379
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 36,379

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 12.1%
$ 55,000 (b) Azorra Finance Ltd 7 .250% 01/15/31 $ 56,135
50,000 Block Inc 6 .500 05/15/32 51,309
200,000 (b) Burford Capital Global Finance LLC 7 .500 07/15/33 201,300
55,000 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 51,094
25,000 (b) Compass Group Diversified Holdings LLC 5 .000 01/15/32 21,897
110,000 (b) Encore Capital Group Inc 8 .500 05/15/30 116,437
95,000 (b) FirstCash Inc 6 .875 03/01/32 97,385
110,000 (b) Freedom Mortgage Holdings LLC 8 .375 04/01/32 112,505
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 160,752
60,000 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 60,746
100,000 (b) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 99,216
230,000 OneMain Finance Corp 6 .625 05/15/29 234,896
45,000 (b),(e) Osaic Holdings Inc 6 .750 08/01/32 45,543
100,000 (b) PennyMac Financial Services Inc 7 .125 11/15/30 103,080
110,000 (b) PennyMac Financial Services Inc 7 .875 12/15/29 116,092
10,000 (b) Phoenix Aviation Capital Ltd 9 .250 07/15/30 10,478
55,000 (b) Rocket Cos Inc 6 .125 08/01/30 55,767
55,000 (b) Rocket Cos Inc 6 .375 08/01/33 56,099
125,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 126,227
20,000 (b) Starwood Property Trust Inc 6 .500 07/01/30 20,572
80,000 (b) UWM Holdings LLC 6 .625 02/01/30 80,035
150,000 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 141,699
55,000 (b) Walker & Dunlop Inc 6 .625 04/01/33 56,074
80,000 (b) WEX Inc 6 .500 03/15/33 81,026
TOTAL FINANCIAL SERVICES 2,156,364
FOOD, BEVERAGE & TOBACCO - 1.9%
115,000 (b) Darling Ingredients Inc 6 .000 06/15/30 115,735
100,000 (b) Post Holdings Inc 6 .375 03/01/33 99,925
130,000 (b) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 127,467
TOTAL FOOD, BEVERAGE & TOBACCO 343,127
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
105,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 110,080
50,000 (b),(e) CHS/Community Health Systems Inc 9 .750 01/15/34 50,319
95,000 (b) DaVita Inc 4 .625 06/01/30 90,593
100,000 (b) DaVita Inc 6 .875 09/01/32 102,813
90,000 (b) DaVita Inc 6 .750 07/15/33 92,816
130,000 (b) IQVIA Inc 6 .250 06/01/32 133,309
100,000 (b) LifePoint Health Inc 9 .875 08/15/30 107,779
150,000 (b),(c) Prime Healthcare Services Inc 9 .375 09/01/29 149,063
90,000 (b) Radiology Partners Inc 8 .500 07/15/32 90,937
10,000 (b) Star Parent Inc 9 .000 10/01/30 10,516
65,000 (b),(e) Team Health Holdings Inc 8 .375 06/30/28 65,332
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,003,557
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
60,000 (b) Coty Inc/HFC Prestige Products Inc/HFC Prestige International
US LLC
6 .625 07/15/30 61,655
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 61,655
INSURANCE - 4.6%
35,000 (b) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 35,437
85,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 86,150
200,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 202,905
10,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 10,303
200,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 208,532
110,000 (b) HUB International Ltd 7 .250 06/15/30 114,668
110,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 113,751
50,000 (b) Ryan Specialty LLC 5 .875 08/01/32 50,138
TOTAL INSURANCE 821,884

Portfolio of Investments July 31, 2025
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 4.7%
$ 120,000 (b) Arsenal AIC Parent LLC 8 .000% 10/01/30 $ 127,201
130,000 (b) Avient Corp 7 .125 08/01/30 133,532
40,000 (b) Avient Corp 6 .250 11/01/31 40,142
60,000 (b) Compass Minerals International Inc 8 .000 07/01/30 62,162
110,000 (b) Mineral Resources Ltd 8 .000 11/01/27 111,823
120,000 (b) Mineral Resources Ltd 9 .250 10/01/28 125,418
85,000 (b) Olin Corp 6 .625 04/01/33 82,714
100,000 (b),(e) Olympus Water US Holding Corp 6 .750 08/01/32 98,816
50,000 (b),(c) Sealed Air Corp 6 .500 07/15/32 51,497
TOTAL MATERIALS 833,305
MEDIA & ENTERTAINMENT - 10.7%
285,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 260,320
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 84,916
200,000 (b),(c) CSC Holdings LLC 5 .500 04/15/27 193,584
120,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 119,340
40,000 (b) DISH Network Corp 11 .750 11/15/27 41,658
75,000 (b) Getty Images Inc 9 .750 03/01/27 73,031
65,000 (b) Gray Media Inc 4 .750 10/15/30 48,506
20,000 (b) Gray Media Inc 10 .500 07/15/29 21,644
60,000 (b) Gray Media Inc 7 .250 08/15/33 59,684
210,000 (b) LCPR Senior Secured Financing DAC 6 .750 10/15/27 161,175
75,000 (b) McGraw-Hill Education Inc 7 .375 09/01/31 77,958
55,000 (b) Scripps Escrow II Inc 3 .875 01/15/29 48,828
30,000 (b) Sirius XM Radio LLC 4 .125 07/01/30 27,367
50,000 (b),(c) Sirius XM Radio LLC 3 .875 09/01/31 44,111
200,000 (b) Sunrise FinCo I BV 4 .875 07/15/31 188,520
15,000 (b) Univision Communications Inc 9 .375 08/01/32 15,564
75,000 (b) Univision Communications Inc 4 .500 05/01/29 69,396
100,000 (b) Univision Communications Inc 8 .500 07/31/31 101,557
200,000 (b) Virgin Media Secured Finance PLC 5 .500 05/15/29 195,510
50,000 Warnermedia Holdings Inc 4 .279 03/15/32 41,987
40,000 (b) Ziff Davis Inc 4 .625 10/15/30 37,215
TOTAL MEDIA & ENTERTAINMENT 1,911,871
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
10,000 (b),(e) Amneal Pharmaceuticals LLC 6 .875 08/01/32 10,150
200,000 (b) Bausch Health Cos Inc 4 .875 06/01/28 177,000
35,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 31,336
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 218,486
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
110,000 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 105,345
75,000 (b) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 75,569
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 180,914
SOFTWARE & SERVICES - 2.5%
150,000 (b) Ahead DB Holdings LLC 6 .625 05/01/28 150,643
20,000 (b) Cloud Software Group Inc 8 .250 06/30/32 21,297
55,000 (b) Fair Isaac Corp 6 .000 05/15/33 55,258
15,000 (b) Gen Digital Inc 6 .250 04/01/33 15,292
75,000 (b) Open Text Corp 3 .875 12/01/29 70,203
130,000 (b) Rocket Software Inc 9 .000 11/28/28 134,154
TOTAL SOFTWARE & SERVICES 446,847
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (b) Imola Merger Corp 4 .750 05/15/29 97,023
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 97,023
TELECOMMUNICATION SERVICES - 5.4%
200,000 (b),(f) Altice France SA 8 .125 02/01/27 185,345
15,000 (b),(e) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 15,151
200,000 (b) Iliad Holding SASU 8 .500 04/15/31 214,536
50,000 (b) Level 3 Financing Inc 10 .750 12/15/30 56,313
50,000 (b) Level 3 Financing Inc 4 .875 06/15/29 46,875
40,000 (b) Level 3 Financing Inc 6 .875 06/30/33 40,534

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 220,000 (b) Sable International Finance Ltd 7 .125% 10/15/32 $ 220,008
70,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 73,282
110,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 104,486
TOTAL TELECOMMUNICATION SERVICES 956,530
TRANSPORTATION - 0.7%
60,000 (b) Air Transport Services Group Inc 7 .250 03/15/32 63,020
10,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 10,250
55,000 (b) XPO Inc 7 .125 06/01/31 56,899
TOTAL TRANSPORTATION 130,169
UTILITIES - 5.2%
200,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 205,000
115,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 106,184
75,000 (b) NRG Energy Inc 6 .000 02/01/33 75,203
60,000 (b) NRG Energy Inc 6 .250 11/01/34 60,796
195,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 207,221
130,000 (b) TerraForm Power Operating LLC 5 .000 01/31/28 128,249
85,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 89,963
20,000 (b) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 20,978
40,000 (b) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 42,367
TOTAL UTILITIES 935,961
TOTAL CORPORATE BONDS
(Cost $16,950,769) 17,246,013
SHARES DESCRIPTION VALUE
177,905 EXCHANGE-TRADED FUNDS - 1.0% 177,905
8,500 (c) Invesco Senior Loan ETF 177,905
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,478) 177,905
TOTAL LONG-TERM INVESTMENTS
(Cost $17,130,247) 17,423,918
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.8%
1,217,254 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320 (h) 1,217,254
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,217,254) 1,217,254
TOTAL INVESTMENTS - 104.4%
(Cost $18,347,501) 18,641,172
OTHER ASSETS & LIABILITIES, NET -  (4.4)% (790,115)
NET ASSETS - 100% $ 17,851,057
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,015,600 or 85.9% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,166,374.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.4% of Total Investments.
(e) When-issued or delayed delivery security.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
Preferred Securities and Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
17587432 CORPORATE BONDS - 97.6% (a) 17587432
AUTOMOBILES & COMPONENTS - 1.6%
$ 300,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 292,962
TOTAL AUTOMOBILES & COMPONENTS 292,962
BANKS - 49.1%
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 221,892
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 207,257
200,000 (b),(d) Banco Santander SA 9 .625 N/A 236,214
200,000 (b),(d) Banco Santander SA 8 .000 N/A 215,209
500,000 (b),(c) Bank of America Corp 6 .625 N/A 512,026
200,000 (c) Bank of Montreal 7 .300 11/26/84 207,523
315,000 (b),(d) Barclays PLC 9 .625 N/A 355,818
200,000 (b),(d) Barclays PLC 7 .625 N/A 203,734
275,000 (b),(d),(e) BNP Paribas SA 8 .000 N/A 294,242
235,000 (b),(d),(e) BNP Paribas SA 9 .250 N/A 252,930
300,000 (b),(d),(e) BNP Paribas SA 7 .450 N/A 305,625
200,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 201,075
180,000 (b),(c) Citigroup Inc 6 .875 N/A 181,530
300,000 (b),(c) Citigroup Inc 7 .625 N/A 312,958
175,000 (b),(c) Citigroup Inc 7 .125 N/A 178,983
540,000 (b),(c) CoBank ACB 6 .450 N/A 543,423
312,000 (b),(d),(e),(f) Credit Agricole SA 6 .700 N/A 312,117
200,000 (b),(d),(e) Credit Agricole SA 8 .125 N/A 202,234
100,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .552 N/A 103,720
200,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 206,130
200,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 211,468
271,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 278,030
250,000 (b),(d) ING Groep NV 5 .750 N/A 249,207
200,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 208,421
345,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 353,654
200,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 213,605
150,000 (b),(c) M&T Bank Corp 5 .125 N/A 148,342
200,000 (b),(d),(f) NatWest Group PLC 8 .125 N/A 219,118
330,000 (b),(d) NatWest Group PLC 6 .000 N/A 330,485
200,000 (b),(d),(e) Nordea Bank Abp 6 .300 N/A 198,341
280,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 283,026
225,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 227,562
220,000 (b),(d),(e) Societe Generale SA 9 .375 N/A 235,464
150,000 (b),(d),(e) Societe Generale SA 10 .000 N/A 165,357
200,000 (b),(d),(e) Standard Chartered PLC 7 .750 N/A 208,043
60,000 (b),(c) Truist Financial Corp 5 .100 N/A 59,057
TOTAL BANKS 8,843,820
CAPITAL GOODS - 0.7%
119,000 (b),(c) Air Lease Corp 6 .000 N/A 116,898
TOTAL CAPITAL GOODS 116,898
ENERGY - 9.2%
300,000 (c) Enbridge Inc 7 .625 01/15/83 318,432
300,000 (c) Enbridge Inc 8 .500 01/15/84 337,880
24,000 (b),(c) Energy Transfer LP 6 .625 N/A 23,875
176,000 (b),(c) Energy Transfer LP 7 .125 N/A 180,195
89,000 (b),(c) Energy Transfer LP 6 .500 N/A 89,170
75,000 (c) Energy Transfer LP 8 .000 05/15/54 79,896
109,000 (c),(e) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 113,244
300,000 (c) Transcanada Trust 5 .500 09/15/79 294,333
180,000 (c) Transcanada Trust 5 .600 03/07/82 175,043
43,000 (b),(c),(e) Venture Global LNG Inc 9 .000 N/A 43,011
TOTAL ENERGY 1,655,079

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 12.6%
$ 287,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950% 03/10/55 $ 300,259
130,000 (b),(c) Ally Financial Inc 4 .700 N/A 126,195
400,000 (h) Credit Suisse Group AG 7 .500 06/11/72 47,000
310,000 (h) Credit Suisse Group AG 7 .500 01/17/72 36,425
200,000 (b),(d),(f) Deutsche Bank AG, Reg S 8 .130 N/A 209,700
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 132,032
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 130,604
333,000 (b),(c),(f) Goldman Sachs Group Inc/The 6 .125 N/A 329,291
200,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 202,511
85,000 (b),(c) State Street Corp 6 .700 N/A 87,635
200,000 (b),(d),(e) UBS Group AG 9 .250 N/A 234,440
400,000 (b),(d),(e) UBS Group AG 9 .250 N/A 439,012
TOTAL FINANCIAL SERVICES 2,275,104
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
52,000 (c) CVS Health Corp 6 .750 12/10/54 52,043
100,000 (c) CVS Health Corp 7 .000 03/10/55 102,884
TOTAL HEALTH CARE EQUIPMENT & SERVICES 154,927
INSURANCE - 9.7%
300,000 (c) Assurant Inc 7 .000 03/27/48 306,425
197,000 (c) Corebridge Financial Inc 6 .375 09/15/54 196,685
270,000 (c) Enstar Finance LLC 5 .500 01/15/42 265,415
50,000 (c),(e) Enstar Group Ltd 7 .500 04/01/45 51,636
325,000 (c),(e) MetLife Inc 9 .250 04/08/38 384,536
66,000 (c) MetLife Inc 6 .350 03/15/55 67,746
200,000 (b),(d) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 210,928
130,000 (c) Prudential Financial Inc 6 .500 03/15/54 135,013
140,000 (b),(c),(e) SBL Holdings Inc 6 .500 N/A 130,258
TOTAL INSURANCE 1,748,642
MEDIA & ENTERTAINMENT - 1.6%
300,000 (c) Paramount Global 6 .375 03/30/62 295,499
TOTAL MEDIA & ENTERTAINMENT 295,499
TELECOMMUNICATION SERVICES - 2.9%
158,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 160,353
110,000 (c) Rogers Communications Inc 7 .125 04/15/55 112,563
47,000 (c) TELUS Corp 7 .000 10/15/55 47,583
200,000 (c) Vodafone Group PLC 7 .000 04/04/79 208,999
TOTAL TELECOMMUNICATION SERVICES 529,498
UTILITIES - 9.3%
85,000 (c) AES Corp/The 7 .600 01/15/55 85,854
75,000 (c) AES Corp/The 6 .950 07/15/55 72,264
50,000 (c) CMS Energy Corp 6 .500 06/01/55 50,416
52,000 (c) Dominion Energy Inc 7 .000 06/01/54 55,474
49,000 (c) Duke Energy Corp 6 .450 09/01/54 50,451
65,000 (b),(c) Edison International 5 .375 N/A 61,807
70,000 (c) Emera Inc 6 .750 06/15/76 70,506
115,000 (c) Entergy Corp 7 .125 12/01/54 119,057
147,000 (c) EUSHI Finance Inc 7 .625 12/15/54 153,590
172,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 179,460
64,000 (c) PG&E Corp 7 .375 03/15/55 61,759
230,000 (b),(c) Sempra 4 .875 N/A 228,915
163,000 (c) Sempra 6 .550 04/01/55 157,277
325,000 (b),(c),(e) Vistra Corp 7 .000 N/A 328,173
TOTAL UTILITIES 1,675,003
TOTAL CORPORATE BONDS
(Cost $17,277,162) 17,587,432

Portfolio of Investments July 31, 2025
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
303,448 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7% 303,448
$ 293,000 (e) Farm Credit Bank of Texas 7 .750% 09/15/73 $ 303,448
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $293,805) 303,448
TOTAL LONG-TERM INVESTMENTS
(Cost $17,570,967) 17,890,880
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.2%
939,242 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320 (j) 939,242
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $939,242) 939,242
TOTAL INVESTMENTS - 104.5%
(Cost $18,510,209) 18,830,122
OTHER ASSETS & LIABILITIES, NET -  (4.5)% (817,458)
NET ASSETS - 100% $ 18,012,664
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
56.7% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 36.3% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,202,111 or 22.3% of Total Investments.
(f) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $914,842.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
Securitized Credit
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
ASSET-BACKED SECURITIES - 18.1% –
$ 81,597 (a) Alterna Funding III LLC, Series 2024 1A 6 .260% 05/16/39 $ 82,084
83,903 (a) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 84,317
100,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .850 06/20/30 102,473
350,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 1.750%) 6 .075 04/21/35 351,147
150,000 (a) Brex Commercial Charge Card Master Trust, Series 2024 1 6 .680 07/15/27 150,458
97,708 (a) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 3 .100 12/15/50 91,770
328,417 (a) CARS-DB7 LP, Series 2023 1A 5 .750 09/15/53 329,927
350,000 Carvana Auto Receivables Trust 2024-P4, Series 2024 P4 5 .000 02/10/31 352,475
100,000 (a) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 101,258
229,727 (a),(b) Gracie Point International Funding, Series 2023 1A, (SOFR90A
+ 1.950%)
6 .298 09/01/26 229,914
16,165 (a),(b) Gracie Point International Funding, Series 2023 2A, (SOFR90A
+ 2.250%)
6 .598 03/01/27 16,187
100,000 (a) Hertz Vehicle Financing III LP, Series 2021 2A 2 .120 12/27/27 96,089
200,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 195,455
93,247 (a) Hilton Grand Vacations Trust 2019-A, Series 2019 AA 2 .340 07/25/33 91,779
64,903 (a) Hilton Grand Vacations Trust 2024-2, Series 2024 2A 5 .500 03/25/38 65,756
295,156 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 294,613
200,000 (a) Hotwire Funding LLC, Series 2023 1A 5 .687 05/20/53 200,956
100,000 (a) Hotwire Funding LLC, Series 2024 1A 5 .893 06/20/54 101,009
200,000 (a) LAD Auto Receivables Trust 2024-3, Series 2024 3A 4 .740 01/15/30 200,319
199,713 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 201,402
300,000 (a),(b) Magnetite XXXVII Ltd, Series 2023 37A, (TSFR3M + 2.300%) 6 .625 10/20/36 300,876
100,000 (a) Mercury Financial Credit Card Master Trust, Series 2024 2A 6 .560 07/20/29 100,642
250,000 (a),(c) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 249,979
126,451 (a) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 122,782
500,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A, (TSFR3M +
1.600%)
5 .925 01/20/38 502,477
250,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A 5 .564 01/20/38 252,185
250,000 (a) Onemain Financial Issuance Trust 2025-1, Series 2025 1A 5 .200 07/14/38 251,028
150,000 (a) Oscar US Funding XVII LLC, Series 2024 2A 4 .470 03/12/29 149,260
250,000 (a) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4 .830 12/15/28 249,830
250,000 (a) Regional Management Issuance Trust 2024-2, Series 2024 2 5 .490 12/15/33 251,365
296,750 (a) Store Master Funding I-VII XIV XIX XX XXIV, Series 2023 1A 6 .190 06/20/53 298,390
140,625 (a) Taco Bell Funding LLC, Series 2016 1A 4 .970 05/25/46 140,438
142,463 (a) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 135,856
260,000 (a) Tesla Auto Lease Trust 2023-B, Series 2023 B 6 .570 08/20/27 261,769
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, Series 2024 1A, (TSFR3M +
1.950%)
6 .282 04/22/37 251,003
350,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2024 1A 5 .590 05/15/54 352,204
250,000 (a) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 252,462
350,000 (a) Ziply Fiber Issuer LLC, Series 2024 1A 6 .640 04/20/54 357,887
TOTAL ASSET-BACKED SECURITIES
(Cost $7,739,784) 7,819,821
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
256,325 CORPORATE BONDS - 0.6% 256,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
250,000 (a) SBA Tower Trust 6 .599 01/15/28 256,325
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 256,325
TOTAL CORPORATE BONDS
(Cost $251,916) 256,325
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 80.4% –
100,000 (b) Bank 2019-BNK19, Series 2019 BN20 3 .243 09/15/62 89,762
350,000 BANK 2019-BNK22, Series 2019 BN22 3 .210 11/15/62 322,692
300,000 (b) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 276,886
200,000 (b) BANK 2024-BNK48, Series 2024 BNK48 5 .355 10/15/57 198,813

Portfolio of Investments July 31, 2025
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 255,000 Benchmark 2018-B8 Mortgage Trust, Series 2018 B8 4 .232% 01/15/52 $ 248,871
500,000 Benchmark 2019-B11 Mortgage Trust, Series 2019 B11 3 .784 05/15/52 462,608
350,000 Benchmark 2019-B12 Mortgage Trust, Series B12 3 .419 08/15/52 322,925
300,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .352 12/15/62 269,618
199,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .714 12/15/72 159,170
200,000 Benchmark 2019-B9 Mortgage Trust, Series B9 4 .016 03/15/52 194,026
105,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .100 09/15/48 86,330
300,000 Benchmark 2021-B24 Mortgage Trust, Series 2021 B24 2 .584 03/15/54 263,048
100,000 Benchmark 2021-B28 Mortgage Trust, Series 2021 B28 2 .429 08/15/54 84,768
530,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 458,823
250,000 (b) BMO 2025-C12 Mortgage Trust, Series 2025 C12 6 .195 06/15/58 264,534
219,911 (a),(b) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.385%)
5 .727 12/15/38 219,810
250,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 1.394%) 5 .736 06/15/36 249,921
569,943 (a) CAMB Commercial Mortgage Trust 2021-CX2, Series 2021
CX2
2 .700 11/10/46 484,741
200,000 (b) CD 2017-CD4 Mortgage Trust, Series 2017 CD4 3 .514 05/10/50 195,674
200,000 (b) Citigroup Commercial Mortgage Trust 2016-C3, Series 2016
C3
3 .366 11/15/49 192,618
295,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .516 05/10/51 247,314
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 3.000%)
7 .305 04/25/42 307,764
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8 .956 06/25/42 319,301
240,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 4.750%)
9 .056 09/25/42 257,322
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
8 .056 12/25/42 332,918
45,000 (b) CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017
CX10
3 .458 11/15/50 43,378
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, Series 2020 C19 2 .971 03/15/53 171,648
250,000 DBJPM 20-C9 Mortgage Trust, Series 2020 C9 1 .926 08/15/53 219,594
37,551 (a) DBWF Mortgage Trust, Series 2015 LCM 2 .998 06/10/34 36,810
200,000 (a),(b) DTP Commercial Mortgage Trust 2023-STE2, Series 2023 STE2 6 .038 01/15/41 204,075
500,000 (a),(b) EQT Trust 2024-EXTR, Series 2024 EXTR 5 .331 07/05/41 507,917
344,301 Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 318,200
384,801 Fannie Mae Pool, FN MA4701, Series 2022 1 4 .500 08/01/52 365,678
181,618 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 167,850
761,883 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 724,046
429,168 Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 419,794
82,711 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 80,900
20,945 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 19,338
588,819 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 559,620
125,791 Fannie Mae Pool, FN MA4842, Series 2022 1 5 .500 12/01/52 125,743
274,887 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 268,458
983,820 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 961,149
102,660 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 104,342
155,442 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 154,890
622,082 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 591,038
24,901 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 24,812
2,152,117 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,143,807
404,733 Fannie Mae Pool, FN MA5247 6 .000 01/01/54 410,702
244,017 Fannie Mae Pool, FN MA5295 6 .000 03/01/54 247,559
573,879 Fannie Mae Pool, FN MA5331 5 .500 04/01/54 571,352
1,030,323 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 1,025,787
409,418 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 378,402
320,721 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 319,788
1,408,878 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,302,151
787,292 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 750,145
1,897,734 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 1,627,162
159,853 Fannie Mae Pool, FN 310210, Series 2022 1 4 .000 05/01/44 151,859
101,836 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 84,511

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 211,413 Fannie Mae Pool, FN CB2804 2 .500% 02/01/52 $ 175,497
234,323 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 210,067
116,556 Fannie Mae Pool, FN FA0197 4 .000 02/01/54 107,810
447,146 Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 400,190
70,862 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 69,660
89,123 Fannie Mae Pool, FN FS7299 3 .000 05/01/52 77,198
320,402 Fannie Mae Pool, FN MA4512 2 .500 01/01/52 263,687
353,107 Fannie Mae Pool, FN MA4548 2 .500 02/01/52 290,275
208,657 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 171,430
478,687 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 414,493
79,767 Fannie Mae REMICS, Series 2022 40 2 .000 08/25/50 52,373
78,649 Fannie Mae REMICS, Series 2022 18 3 .500 04/25/52 59,427
92,304 (a),(b) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3 .501 10/25/51 74,967
91,407 (a),(b) Flagstar Mortgage Trust 2021-5INV, Series 2021 5INV 3 .342 07/25/51 74,232
277,833 (a),(b) Flagstar Mortgage Trust 2021-8INV, Series 2021 8INV 3 .509 09/25/51 229,503
69,797 Freddie Mac Pool, FR SD4810 3 .000 04/01/52 60,617
1,240,027 Freddie Mac Pool, FR SD8329 5 .000 06/01/53 1,209,358
273,862 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 259,945
37,650 Freddie Mac Pool, FR RA7211, Series 2022 1 4 .000 04/01/52 34,825
562,383 Freddie Mac Pool, FR RA6766 2 .500 02/01/52 466,891
180,244 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 179,618
46,849 Freddie Mac REMICS, Series 2018 4776 4 .000 03/15/48 44,140
36,354 Freddie Mac REMICS, Series 2018 4783 4 .000 04/15/48 34,059
27,581 Freddie Mac REMICS, Series 2020 5017 2 .000 09/25/50 18,248
87,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA5, Series 2022
DNA5, (SOFR30A + 4.500%)
8 .805 06/25/42 92,475
285,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022
HQA2, (SOFR30A + 4.000%)
8 .305 07/25/42 300,909
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA3, Series 2022
HQA3, (SOFR30A + 3.550%)
7 .855 08/25/42 314,685
239,309 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 228,593
54,714 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 47,866
71,033 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 62,098
310,180 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 278,944
221,325 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 205,592
102,671 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 98,269
59,714 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 58,597
105,911 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 71,022
575,000 GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 3 .638 05/10/50 539,820
45,000 GS Mortgage Securities Trust 2019-GSA1, Series 2019 GSA1 3 .340 11/10/52 42,175
225,379 (a),(b) GS Mortgage-Backed Securities Trust 2021-PJ6, Series 2021
PJ6
2 .500 11/25/51 180,042
85,179 (a),(b) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3 .500 02/25/53 74,048
76,761 (a),(b) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 61,252
180,498 (a),(b) J.P. Morgan Mortgage Trust 2021-INV5, Series 2021 INV5 3 .187 12/25/51 150,066
405,785 (a),(b) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 339,951
220,176 (a),(b) JP Morgan Mortgage Trust 2017-2, Series 2 3 .500 05/25/47 198,915
215,122 (a),(b) JP Morgan Mortgage Trust 2017-5, Series 2017 5 4 .979 10/26/48 214,856
79,845 (a),(b) JP Morgan Mortgage Trust 2018-4, Series 2018 4 3 .500 10/25/48 70,989
231,478 (a),(b) JP MORGAN MORTGAGE TRUST 2018-5, Series 2018 5 3 .500 10/25/48 208,232
238,446 (a),(b) JP Morgan Mortgage Trust 2020-1, Series 2020 1 3 .818 06/25/50 213,150
367,609 (a),(b) JP Morgan Mortgage Trust 2020-7, Series 2020 7 3 .000 01/25/51 316,474
292,240 (a),(b) JP Morgan Mortgage Trust 2021-11, Series 2021 11 2 .500 01/25/52 234,008
22,379 (a),(b) JP Morgan Mortgage Trust 2021-4, Series 2021 4 2 .879 08/25/51 17,903
108,904 (a),(b) JP Morgan Mortgage Trust 2021-7, Series 2021 7 2 .500 11/25/51 87,311
90,658 (a),(b) JP Morgan Mortgage Trust 2021-INV4, Series 2021 INV4 3 .209 01/25/52 72,619
90,801 (a),(b) JP Morgan Mortgage Trust 2021-INV6, Series 2021 INV6 3 .343 04/25/52 73,555
250,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C23,
Series 2014 C23
4 .548 09/15/47 232,765
345,000 JPMDB Commercial Mortgage Securities Trust 2016-C2, Series
2016 C2
3 .144 06/15/49 338,966

Portfolio of Investments July 31, 2025
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 200,000 (a),(b) KRE Commercial Mortgage Trust 2025-AIP4, Series 2025 AIP4,
(TSFR1M + 1.300%)
5 .642% 03/15/42 $ 200,084
100,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 93,777
72,318 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2021-5,
Series 2021 5
2 .500 08/25/51 57,973
254,777 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
Series 2023 1
4 .000 02/25/53 229,293
250,000 (a) Natixis Commercial Mortgage Securities Trust 2019-LVL, Series
2019 LVL
3 .885 08/15/38 240,395
257,190 (a),(b) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 230,830
81,379 (a),(b) Oceanview Mortgage Trust 2022-1, Series 2022 1 4 .500 11/25/52 76,072
400,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 362,710
200,000 (a),(b) ONNI Commerical Mortgage Trust 2024-APT, Series 2024 APT 5 .567 07/15/39 203,974
256,613 (a),(b) RCKT Mortgage Trust 2022-4, Series 2022 4 4 .000 06/25/52 230,311
208,736 (a),(b) Sequoia Mortgage Trust 2020-1, Series 2020 1 3 .852 02/25/50 164,016
71,363 (a),(b) Sequoia Mortgage Trust 2021-4, Series 2021 4 2 .500 06/25/51 57,615
45,000 UBS Commercial Mortgage Trust 2017-C5, Series 2017 C5 3 .474 11/15/50 43,259
250,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 4 .492 06/15/51 242,335
100,000 (a),(b) Verus Securitization Trust 2023-INV1, Series 2023 INV1 7 .489 02/25/68 100,341
165,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3 .917 07/15/50 155,305
100,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2 .861 11/15/54 86,882
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $34,231,472) 34,772,591
TOTAL LONG-TERM INVESTMENTS
(Cost $42,223,172) 42,848,737
OTHER ASSETS & LIABILITIES, NET -  0.9% 403,367
NET ASSETS - 100% $ 43,252,104
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,484,336 or 38.5% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.

Portfolio of Investments July 31, 2025
Ultra Short Municipal
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  96.6%
9660000 MUNICIPAL BONDS - 96.6% 9660000
ARIZONA - 1.0%
$ 100,000 (a) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
2 .800% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 7.9%
145,000 (a) California State, General Obligation Bonds, Kindergarten
University, Series 2004A-2
1 .100 05/01/34 145,000
330,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Rady Children's Hospital of San Diego,
Variable Rate Revenue Bonds, Series 2008B
2 .100 08/15/47 330,000
315,000 (a) Irvine Ranch Water District, California, Certificates of
Participation, Series 2009S
2 .300 10/01/41 315,000
TOTAL CALIFORNIA 790,000
COLORADO - 5.5%
335,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Refunding Series 2020A
2 .300 12/01/52 335,000
220,000 (a) Colorado Health Facilities Authority, Revenue Bonds,
Boulder Community Hospital Project, Variable Rate Demand
Obligations Series 2000
2 .530 10/01/30 220,000
TOTAL COLORADO 555,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2013A
2 .000 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
2 .250 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.3%
300,000 (a) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
2 .500 11/01/45 300,000
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Series 2010D
2 .360 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 2.0%
200,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
2 .600 10/01/42 200,000
TOTAL FLORIDA 200,000
INDIANA - 6.0%
265,000 (a) Indiana Finance Authority, Health System Revenue Bonds,
Sisters of Saint Francis Health Services, Inc. Obligated Group,
Refunding Series 2008J
2 .800 11/01/37 265,000
335,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2017C-3
2 .750 07/01/47 335,000
TOTAL INDIANA 600,000
LOUISIANA - 3.3%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
2 .750 05/01/43 335,000
TOTAL LOUISIANA 335,000
MARYLAND - 2.0%
200,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2024B
2 .700 06/01/46 200,000
TOTAL MARYLAND 200,000
MASSACHUSETTS - 6.4%
335,000 (a) Massachusetts Bay Transportation Authority, General
Obligation Transportation System Bonds, Variable Rate
Demand Series 2000A-2, (Pre-refunded 9/01/25)
2 .200 03/01/30 335,000
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
2 .300 10/01/42 300,000
TOTAL MASSACHUSETTS 635,000

Portfolio of Investments July 31, 2025
(continued)
Ultra Short Municipal

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 2.5%
$ 250,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022B
2 .000% 06/01/46 $ 250,000
TOTAL MICHIGAN 250,000
MISSOURI - 3.0%
300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
2 .650 03/01/40 300,000
TOTAL MISSOURI 300,000
NEW YORK - 13.4%
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
2 .750 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
2 .750 08/01/39 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
2 .850 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
2 .300 05/15/41 335,000
TOTAL NEW YORK 1,340,000
NORTH CAROLINA - 3.3%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2007E - AGM Insured
2 .750 01/15/44 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
2 .750 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
2 .800 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 3.4%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
2 .300 12/01/39 335,000
TOTAL PENNSYLVANIA 335,000
TENNESSEE - 3.4%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
2 .270 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 5.2%
200,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Children's
Hospital, Series 2015-3
2 .450 10/01/45 200,000
320,000 (a) Texas State, General Obligation Veterans Bonds, Series 2020 2 .300 12/01/50 320,000
TOTAL TEXAS 520,000
VIRGINIA - 6.0%
355,000 (a) Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Smithsonian Institution, Series 2003B
2 .300 12/01/33 355,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations, Series 2003D
2 .860 02/15/38 250,000
TOTAL VIRGINIA 605,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.0%
$ 300,000 (a) Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2016VR-1N
2 .250% 12/01/46 $ 300,000
TOTAL WASHINGTON 300,000
TOTAL MUNICIPAL BONDS
(Cost $9,660,000) 9,660,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,660,000) 9,660,000
TOTAL INVESTMENTS - 96.6%
(Cost $9,660,000) 9,660,000
OTHER ASSETS & LIABILITIES, NET -  3.4% 340,000
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2025
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,440,832,347 $ 18,930,641 $ 26,842,392 $ 17,423,918 $ 17,890,880 $ 42,848,737
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – 1,093,123 1,217,254 939,242 –
Short-term investments, at value
◊
2,650,000 – – – – –
Cash 76,015,421 80,865 994,287 553,584 – 588,037
Receivables:
Interest 15,806,883 202,384 352,699 323,887 264,698 145,120
Investments sold 26,743,587 – – 171,725 – 154,675
Reclaims – – – 1,809 – –
Reimbursement from Adviser 57,065 16,399 15,823 16,173 14,866 16,028
Shares sold 2,227,265 – – – – –
Other 108,086 14,161 15,765 15,695 15,320 15,433
Total assets 1,564,440,654 19,244,450 29,314,089 19,724,045 19,125,006 43,768,030
LIABILITIES
Cash overdraft – – – – 241 –
Floating rate obligations 19,680,000 – – – – –
Payables:
Collateral from securities lending – – 1,093,123 1,217,254 939,242 –
Dividends 1,275,144 36,723 – 102,405 95,519 166,577
Interest 44,318 – – – – –
Investments purchased - regular settlement 4,761,800 – – 180,245 – —
Investments purchased - when-issued/delayed-
delivery settlement 28,758,072 – 249,370 285,000 – 249,979
Shares redeemed 7,921,656 43,626 – 9,606 5,179 19,721
Accrued expenses:
Custodian fees 119,133 8,320 9,788 13,021 7,276 10,788
Trustees fees 62,681 375 628 396 393 800
Professional fees 85,038 59,910 60,048 59,897 59,896 60,295
Shareholder reporting expenses 17,317 4,152 4,306 4,223 4,223 4,273
Shareholder servicing agent fees 40,610 68 89 65 69 171
Other 6,913 4,514 1,051 876 304 3,322
Total liabilities 62,772,682 157,688 1,418,403 1,872,988 1,112,342 515,926
Commitments and contingencies
(1)
Net assets $ 1,501,667,972 $ 19,086,762 $ 27,895,686 $ 17,851,057 $ 18,012,664 $ 43,252,104
NET ASSETS CONSIST OF:
Paid-in capital $ 1,724,901,035 $ 21,423,723 $ 26,692,981 $ 17,429,557 $ 17,141,589 $ 42,448,160
Total distributable earnings (loss) (223,233,063) (2,336,961) 1,202,705 421,500 871,075 803,944
Net assets $ 1,501,667,972 $ 19,086,762 $ 27,895,686 $ 17,851,057 $ 18,012,664 $ 43,252,104
Shares outstanding 154,535,176 2,437,840 2,662,269 1,741,190 1,715,681 4,161,602
Net asset value ("NAV") per share 9 .72 7 .83 10 .48 10 .25 10 .50 10 .39
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 1,476,653,398 $ 19,945,646 $ 26,054,266 $ 17,130,247 $ 17,570,967 $ 42,223,172
◊
   Short-term investments, cost $ 2,650,000 $ — $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ — $ 1,057,852 $ 1,166,374 $ 914,842 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

July 31, 2025
Ultra Short
Municipal
ASSETS
Short-term investments, at value
◊
9,660,000
Cash 382,562
Receivables:
Interest 22,267
Reimbursement from Adviser 12,656
Other 7,944
Total assets 10,085,429
LIABILITIES
Payables:
Dividends 18,004
Accrued expenses:
Custodian fees 5,066
Trustees fees 162
Professional fees 57,947
Shareholder reporting expenses 4,160
Shareholder servicing agent fees 90
Total liabilities 85,429
Net assets $ 10,000,000
NET ASSETS CONSIST OF:
Paid-in capital $ 10,000,000
Total distributable earnings (loss) –
Net assets $ 10,000,000
Shares outstanding 1,000,000
Net asset value ("NAV") per share 10 .00
Authorized shares - per class Unlimited
Par value per share $ 0.01
◊
   Short-term investments, cost $ 9,660,000
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2025
Municipal Total
Return Core Impact Bond
Emerging Markets
Debt High Yield
INVESTMENT INCOME
Dividends $ — $ — $ — $ 13,755
Interest 67,249,221 811,173 1,773,917 1,346,034
Securities lending income, net — 772 3,655 8,007
Total investment income 67,249,221 811,945 1,777,572 1,367,796
EXPENSES
– – – –
Shareholder servicing agent fees 189,007 448 715 513
Interest expense 89,768 105 170 536
Trustees fees 58,003 627 1,054 674
Custodian expenses, net 147,415 17,154 18,481 25,823
Registration fees 93,901 22,792 24,041 23,720
Professional fees 112,745 16,639 72,054 71,843
Shareholder reporting expenses 43,393 18,719 19,766 20,383
Other 25,187 11,121 6,599 5,713
Total expenses before fee waiver/expense reimbursement 759,419 87,605 142,880 149,205
Fee waiver/expense reimbursement (731,985) (87,508) (142,734) (148,686)
Net expenses 27,434 97 146 519
Net investment income (loss) 67,221,787 811,848 1,777,426 1,367,277
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (22,486,214) (120,042) 415,897 311,667
Net realized gain (loss) (22,486,214) (120,042) 415,897 311,667
Change in unrealized appreciation (depreciation) on:
Investments (55,260,295) 60,662 (281,505) (205,512)
Net change in unrealized appreciation (depreciation) (55,260,295) 60,662 (281,505) (205,512)
Net realized and unrealized gain (loss) (77,746,509) (59,380) 134,392 106,155
Net increase (decrease) in net assets from operations $ (10,524,722) $ 752,468 $ 1,911,818 $ 1,473,432

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended July 31, 2025
Preferred Securities
and Income Securitized Credit
Ultra Short
Municipal
INVESTMENT INCOME
Dividends $ 8,824 $ — $ —
Interest 1,182,456 2,079,929 270,691
Securities lending income, net 7,340 — —
Total investment income 1,198,620 2,079,929 270,691
EXPENSES
– – –
Shareholder servicing agent fees 543 1,163 808
Interest expense 1,657 591 9
Trustees fees 672 1,483 365
Custodian expenses 14,292 22,346 6,056
Registration fees 23,721 26,623 31,756
Professional fees 73,474 76,781 73,071
Shareholder reporting expenses 19,577 19,672 20,149
Other 5,554 6,088 4,101
Total expenses before fee waiver/expense reimbursement 139,490 154,747 136,315
Fee waiver/expense reimbursement (137,850) (154,179) (136,315)
Net expenses 1,640 568 —
Net investment income (loss) 1,196,980 2,079,361 270,691
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 757,141 111,832 —
Net realized gain (loss) 757,141 111,832 –
Change in unrealized appreciation (depreciation) on:
Investments (260,206) (237,683) —
Net change in unrealized appreciation (depreciation) (260,206) (237,683) –
Net realized and unrealized gain (loss) 496,935 (125,851) —
Net increase (decrease) in net assets from operations $ 1,693,915 $ 1,953,510 $ 270,691

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return Core Impact Bond
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 67,221,787 $ 60,784,656 $ 811,848 $ 406,928
Net realized gain (loss) (22,486,214) (19,242,817) (120,042) (516,667)
Net change in unrealized appreciation (depreciation) (55,260,295) 26,827,234 60,662 666,388
Net increase (decrease) in net assets from operations (10,524,722) 68,369,073 752,468 556,649
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (66,861,400) (60,373,205) (824,608) (417,176)
Total distributions (66,861,400) (60,373,205) (824,608) (417,176)
FUND SHARE TRANSACTIONS
Subscriptions 511,103,453 620,670,921 10,284,905 —
Reinvestments of distributions 51,773,468 46,693,208 389,898 8,607
Redemptions (549,374,314) (593,848,373) (380,271) –
Net increase (decrease) from Fund share transactions 13,502,607 73,515,756 10,294,532 8,607
Net increase (decrease) in net assets (63,883,515) 81,511,624 10,222,392 148,080
Net assets at the beginning of period 1,565,551,487 1,484,039,863 8,864,370 8,716,290
Net assets at the end of period $ 1,501,667,972 $ 1,565,551,487 $ 19,086,762 $ 8,864,370

See Notes to Financial Statements

Emerging Markets Debt High Yield
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 1,777,426 $ 1,762,706 $ 1,367,277 $ 1,331,101
Net realized gain (loss) 415,897 200,624 311,667 203,370
Net change in unrealized appreciation (depreciation) (281,505) (19,849) (205,512) 286,601
Net increase (decrease) in net assets from operations 1,911,818 1,943,481 1,473,432 1,821,072
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,106,533) (1,919,930) (1,754,152) (1,330,002)
Total distributions (2,106,533) (1,919,930) (1,754,152) (1,330,002)
FUND SHARE TRANSACTIONS
Subscriptions 31,200 519,965 85,250 1,395,770
Reinvestments of distributions 45,196 38,859 158,526 110,058
Redemptions (42,613) (28,427) (149,206) (90,071)
Net increase (decrease) from Fund share transactions 33,783 530,397 94,570 1,415,757
Net increase (decrease) in net assets (160,932) 553,948 (186,150) 1,906,827
Net assets at the beginning of period 28,056,618 27,502,670 18,037,207 16,130,380
Net assets at the end of period $ 27,895,686 $ 28,056,618 $ 17,851,057 $ 18,037,207

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Preferred Securities and Income Securitized Credit
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 1,196,980 $ 1,169,694 $ 2,079,361 $ 1,460,907
Net realized gain (loss) 757,141 201,650 111,832 188,554
Net change in unrealized appreciation (depreciation) (260,206) 855,041 (237,683) 340,757
Net increase (decrease) in net assets from operations 1,693,915 2,226,385 1,953,510 1,990,218
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,575,690) (1,218,770) (2,245,816) (1,516,440)
Total distributions (1,575,690) (1,218,770) (2,245,816) (1,516,440)
FUND SHARE TRANSACTIONS
Subscriptions 50,540 1,180,279 17,751,079 4,665,291
Reinvestments of distributions 123,392 78,694 284,848 257,560
Redemptions (78,487) (49,184) (1,284,933) (217,359)
Net increase (decrease) from Fund share transactions 95,445 1,209,789 16,750,994 4,705,492
Net increase (decrease) in net assets 213,670 2,217,404 16,458,688 5,179,270
Net assets at the beginning of period 17,798,994 15,581,590 26,793,416 21,614,146
Net assets at the end of period $ 18,012,664 $ 17,798,994 $ 43,252,104 $ 26,793,416

See Notes to Financial Statements

Ultra Short Municipal
Year Ended
7/31/25
For the period
2/29/24
(commencement of
operations)
through
7/31/24
OPERATIONS
Net investment income (loss) $ 270,691 $ 137,969
Net increase (decrease) in net assets from operations 270,691 137,969
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (270,691) (137,969)
Total distributions (270,691) (137,969)
FUND SHARE TRANSACTIONS
Subscriptions 3,000,000 10,000,000
Reinvestments of distributions 2,829 —
Redemptions (3,002,829) –
Net increase (decrease) from Fund share transactions — 10,000,000
Net increase (decrease) in net assets – 10,000,000
Net assets at the beginning of period 10,000,000 –
Net assets at the end of period $ 10,000,000 $ 10,000,000

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
7/31/25 $ 10.22 $ 0.44 $ (0.50) $ (0.06) $ (0.44) $ — $ (0.44) $ 9.72
7/31/24 10.13 0.41 0.09 0.50 (0.41) — (0.41) 10.22
7/31/23 10.52 0.36 (0.39) (0.03) (0.36) — (0.36) 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
7/31/21 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
( 0 .69 ) % $ 1,501,668 0 .05% 0 .04% 0 .01% —
(e)
4 .35% 48%
5 .08 1,565,551 0 .07 0 .07 —
(e)
—
(e)
4 .10 43
( 0 .19 ) 1,484,040 0 .11 0 .06 0 .04 —
(e)
3 .59 58
( 9 .42 ) 1,477,295 0 .11 0 .05 0 .06 — 2 .81 32
4 .96 1,631,074 0 .10 0 .05 0 .05 —
(e)
2 .80 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Core Impact Bond
7/31/25 $ 7.87 $ 0.39 $ (0.03) $ 0.36 $ (0.40) $ — $ (0.40) $ 7.83
7/31/24 7.74 0.36 0.14 0.50 (0.37) — (0.37) 7.87
7/31/23
(e)
7.57 0.25 0.19 0.44 (0.27) — (0.27) 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
10/31/20
(g)
10.00 0.04 (0.12) (0.08) (0.02) — (0.02) 9.90
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the nine months ended July 31, 2023.
(f)
Annualized.
(g)
For the period July 9, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .60% $ 19,087 0 .54% —
(d)
5 .00% 77%
6 .70 8,864 1 .41 —
(d)
4 .72 71
5 .77 8,716 2 .56
(f)
—
(f)
4 .26
(f)
46
( 20 .41 ) 8,233 2 .16 —
(d)
3 .15 53
2 .17 10,338 2 .13 —
(d)
2 .39 96
( 0 .77 ) 10,122 0 .99
(f)
—
(f)
1 .13
(f)
113

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
7/31/25 $ 10.55 $ 0.67 $ 0.05 $ 0.72 $ (0.67) $ (0.12) $ (0.79) $ 10.48
7/31/24 10.55 0.66 0.06 0.72 (0.66) (0.06) (0.72) 10.55
7/31/23
(e)
10.00 0.49 0.49 0.98 (0.43) — (0.43) 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
7 .14% $ 27,896 0 .51% —
(d)
6 .40% 39%
7 .15 28,057 0 .53 —
(d)
6 .40 27
9 .93 27,503 0 .51
(f)
—
(f)
6 .22
(f)
15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
7/31/25 $ 10.41 $ 0.79 $ 0.06 $ 0.85 $ (0.79) $ (0.22) $ (1.01) $ 10.25
7/31/24 10.14 0.77 0.27 1.04 (0.77) ( — )
(d)
(0.77) 10.41
7/31/23
(e)
10.00 0.54 0.14 0.68 (0.54) — (0.54) 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
8 .53% $ 17,851 0 .83% —
(d)
7 .63% 70%
10 .69 18,037 0 .80 —
(d)
7 .57 77
7 .01 16,130 0 .87
(f)
—
(f)
7 .19
(f)
16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
7/31/25 $ 10.43 $ 0.70 $ 0.29 $ 0.99 $ (0.71) $ (0.21) $ (0.92) $ 10.50
7/31/24 9.84 0.69 0.62 1.31 (0.70) (0.02) (0.72) 10.43
7/31/23
(e)
10.00 0.50 (0.15) 0.35 (0.51) — (0.51) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
9 .90% $ 18,013 0 .78% 0 .01% 6 .70% 44%
13 .85 17,799 0 .84 —
(d)
6 .90 38
3 .57 15,582 0 .79
(f)
—
(f)
6 .76
(f)
10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
7/31/25 $ 10.48 $ 0.57 $ (0.04) $ 0.53 $ (0.56) $ (0.06) $ (0.62) $ 10.39
7/31/24 10.31 0.58 0.19 0.77 (0.57) (0.03) (0.60) 10.48
7/31/23
(e)
10.00 0.40 0.28 0.68 (0.37) — (0.37) 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .15% $ 43,252 0 .41% —
(d)
5 .52% 36%
7 .81 26,793 0 .54 —
(d)
5 .70 46
6 .82 21,614 0 .66
(f)
—
(f)
5 .20
(f)
17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Ultra Short Municipal
7/31/25 $ 10.00 $ 0.27 $ — $ 0.27 $ (0.27) $ — $ (0.27) $ 10.00
7/31/24
(d)
10.00 0.14 — 0.14 (0.14) — (0.14) 10.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period February 29, 2024 (commencement of operations) through July 31, 2024.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
2 .71% $ 10,000 1 .35% — 2 .67% — %
1 .39 10,000 1 .91
(e)
—
(e)
3 .28
(e)
—

Notes to Financial Statements
1. General Information
Trust and Fund Information : The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging
Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen
Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts
Portfolio (“Securitized Credit Managed”) and Nuveen Ultra Short Municipal Managed Accounts Portfolio (“Ultra Short Municipal”) (each a “Fund”
and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized fixed-income fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Current Fiscal Period : The end of the reporting period for the Funds is July 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen.
Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net”. During the current fiscal period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ 38,563

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, Core Impact Bond, Emerging Markets Debt and Preferred Securities and Income are invested in non-U.S.
securities. The percentage of investments in non-U.S. securities for Emerging Markets Debt are included within the Fund’s Portfolio of Investments.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Core Impact Bond and Preferred Securities are as
follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities
Core Impact Bond Value
% of Total
Investments
Country:
Supranational $ 1,246,882 6.6%
Canada 902,497 4. 8
Netherlands 454,448 2.4
Mauritius 259,245 1.4
United Kingdom 256,250 1.4
Germany 255,445 1.3
Ireland 253,806 1.3
Brazil 233,499 1.2
Sweden 203,914 1.1
Other 647,300 3. 4
Total non-U.S. Securities $4,713,286 24.9%
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 2,646,358 14.1%
Canada 2,038,536 10.8
France 1,767,968 9.4
Spain 880,573 4.7
Switzerland 756,878 4.0
Netherlands 457,628 2.4
Ireland 300,260 1.6
Germany 209,700 1.1
Japan 202,511 1.1
Other 198,341 1.0
Total non-U.S. Securities $9,458,753 50.2%

Notes to Financial Statements
(continued)
collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement : In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,440,832,347 $ – $ 1,440,832,347
Short-Term Investments:
Municipal Bonds – 2,650,000 – 2,650,000
Total $ – $ 1,443,482,347 $ – $ 1,443,482,347
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 854,410 $ – $ 854,410
Corporate Bonds – 8,442,507 – 8,442,507
Mortgage-Backed Securities – 4,643,354 – 4,643,354
Municipal Bonds – 3,221,325 – 3,221,325
Sovereign Debt – 1,560,586 – 1,560,586
U.S. Government and Agency Obligations – 208,459 – 208,459
Total $ – $ 18,930,641 $ – $ 18,930,641
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 13,002,902 $ – $ 13,002,902
Sovereign Debt – 13,839,490 – 13,839,490
Investments Purchased with Collateral from Securities
Lending 1,093,123 – – 1,093,123
Total $ 1,093,123 $ 26,842,392 $ – $ 27,935,515
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,246,013 $ – $ 17,246,013
Exchange-Traded Funds 177,905 – – 177,905
Investments Purchased with Collateral from Securities
Lending 1,217,254 – – 1,217,254
Total $ 1,395,159 $ 17,246,013 $ – $ 18,641,172
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,504,007 $ 83,425 $ 17,587,432
U.S. Government and Agency Obligations – 303,448 – 303,448
Investments Purchased with Collateral from Securities
Lending 939,242 – – 939,242
Total $ 939,242 $ 17,807,455 $ 83,425 $ 18,830,122
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 7,819,821 $ – $ 7,819,821
Corporate Bonds – 256,325 – 256,325
Mortgage-Backed Securities – 34,772,591 – 34,772,591
Total $ – $ 42,848,737 $ – $ 42,848,737

Notes to Financial Statements
(continued)
Municipal Total Return hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,660,000 – 9,660,000
Total $ – $ 9,660,000 $ – $ 9,660,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the current fiscal period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending: Each Fund (except for Municipal Total Return and Ultra Short Municipal) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a
Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 19,680,000 $ — $ 19,680,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ 2,144,466 2.91%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 19,680,000 $ — $ 19,680,000

Notes to Financial Statements
(continued)
securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Emerging Markets Debt $– $1,057,852 $1,093,123
High Yield 176,126 990,248 1,217,254
Preferred Securities and Income – 914,842 939,242
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Municipal Total Return
$ 723,039,579 $ — $ 724,184,818 $ —
Core Impact Bond
10,274,372 12,361,542 3,232,470 8,912,244
Emerging Markets Debt
10,560,044 — 10,877,899 —
High Yield
12,353,699 — 12,894,903 —
Preferred Securities and Income
7,693,620 — 7,907,081 —
Securitized Credit
12,427,467 19,706,406 4,827,243 8,660,046

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/25
Year Ended
7/31/24
Municipal Total Return Shares Value Shares Value
Subscriptions 50,957,461 $511,103,453 61,510,020 $620,670,921
Reinvestments of distributions 5,149,220 51,773,468 4,632,941 46,693,208
Redemptions (54,748,624) (549,374,314) (59,490,974) (593,848,373)
Net increase (decrease) 1,358,057 $13,502,607 6,651,987 $73,515,756
Year Ended
7/31/25
Year Ended
7/31/24
Core Impact Bond Shares Value Shares Value
Subscriptions 1,310,042 $10,284,905 — $—
Reinvestments of distributions 49,850 389,898 1,121 8,607
Redemptions (48,626) (380,271) — —
Net increase (decrease) 1,311,266 $10,294,532 1,121 $8,607
Year Ended
7/31/25
Year Ended
7/31/24
Emerging Markets Debt Shares Value Shares Value
Subscriptions 2,890 $31,200 50,141 $519,965
Reinvestments of distributions 4,350 45,196 3,744 38,859
Redemptions (4,102) (42,613) (2,711) (28,427)
Net increase (decrease) 3,138 $33,783 51,174 $530,397
Year Ended
7/31/25
Year Ended
7/31/24
High Yield Shares Value Shares Value
Subscriptions 8,096 $85,250 139,005 $1,395,770
Reinvestments of distributions 15,389 158,526 10,782 110,058
Redemptions (14,484) (149,206) (8,752) (90,071)
Net increase (decrease) 9,001 $94,570 141,035 $1,415,757
Year Ended
7/31/25
Year Ended
7/31/24
Preferred Securities and Income Shares Value Shares Value
Subscriptions 4,804 $50,540 119,891 $1,180,279
Reinvestments of distributions 11,828 123,392 7,768 78,694
Redemptions (7,523) (78,487) (4,817) (49,184)
Net increase (decrease) 9,109 $95,445 122,842 $1,209,789
Year Ended
7/31/25
Year Ended
7/31/24
Securitized Credit Shares Value Shares Value
Subscriptions 1,701,059 $17,751,079 457,044 $4,665,291
Reinvestments of distributions 27,350 284,848 25,030 257,560
Redemptions (123,687) (1,284,933) (21,036) (217,359)
Net increase (decrease) 1,604,722 $16,750,994 461,038 $4,705,492
Year Ended
7/31/25
For the Period
February 29, 2024
(commencement of operations)
through July 31, 2024
Ultra Short Municipal Shares Value Shares Value
Subscriptions 300,000 $3,000,000 1,000,000 $10,000,000
Reinvestments of distributions 283 2,829 — —
Redemptions (300,283) (3,002,829) — —
Net increase (decrease) — $— 1,000,000 $10,000,000

Notes to Financial Statements
(continued)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2025 through July 31, 2025 and paid on August 1, 2025.
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, paydowns, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,459,293,774 $ 5,645,679 $ (41,137,106) $ (35,491,427)
Core Impact Bond
19,974,594 168,663 (1,212,617) (1,043,954)
Emerging Markets Debt
27,148,969 967,850 (181,305) 786,545
High Yield
18,350,651 454,638 (164,117) 290,521
Preferred Securities and Income
18,429,678 882,543 (482,099) 400,444
Securitized Credit
42,231,480 725,748 (108,491) 617,257
Ultra Short Municipal
9,660,000 — — —
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 7,045,904 $ 98,734 $ — $ (35,491,427) $ (189,237,204) $ — $ (5,649,070) $ (223,233,063)
Core Impact
Bond
— 83,855 — (1,043,954) (1,295,682) — (81,180) (2,336,961)
Emerging
Markets Debt
— 167,213 248,947 786,545 — — — 1,202,705
High Yield
— 176,075 67,543 290,521 — — (112,639) 421,500
Preferred
Securities and
Income
— — 574,412 400,444 — — (103,781) 871,075
Securitized
Credit
— 525,349 — 617,257 — (151,170) (187,492) 803,944
Ultra Short
Municipal
18,003 — — — — — (18,003) —

1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
As of year end, the Funds had capital loss carryforwards, which will not expire:
1
A portion of Core Impact Bond's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
7/31/25 7/31/24
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Municipal Total Return
$ 66,851,114 $ 10,286 $ — $ 60,305,606 $ 67,599 $ —
Core Impact Bond
— 824,608 — — 417,176 —
Emerging Markets Debt
— 1,842,456 264,077 — 1,919,930 —
High Yield
— 1,472,015 282,137 — 1,330,002 —
Preferred Securities and Income
— 1,243,751 331,939 — 1,218,770 —
Securitized Credit
— 2,045,521 200,295 — 1,516,440 —
7/31/25
For the period 2/29/24 (commencement of
operations) through 7/31/24
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Ultra Short Municipal
$ 270,691 $ — $ — $ 137,969 $ — $ —
Fund Short-Term Long-Term Total
Municipal Total Return $ 49,972,224 $ 139,264,980 $ 189,237,204
Core Impact Bond
1
296,275 999,407 1,295,682
Emerging Markets Debt — — —
High Yield — — —
Preferred Securities and Income — — —
Securitized Credit — — —
Ultra Short Municipal — — —
Underlying Fund TIAA Total
Municipal Total Return –% –%
Core Impact Bond 45 45
Emerging Markets Debt 98 98
High Yield 91 91
Preferred Securities and Income 92 92
Securitized Credit 50 50
Ultra Short Municipal 100 100

Notes to Financial Statements
(continued)
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds utilized this facility. The following Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Municipal Total Return
$ —
Core Impact Bond
—
Emerging Markets Debt
399,521
High Yield
—
Preferred Securities and Income
—
Securitized Credit
1,568,561
Ultra Short Municipal
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Municipal Total Return
— $ — — %
Core Impact Bond
— — —
Emerging Markets Debt
2 399,521 5.53
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
2 1,568,561 5.53
Ultra Short Municipal
— — —

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Municipal Total Return
$ —
Core Impact Bond
—
Emerging Markets Debt
264,077
High Yield
282,137
Preferred Securities and Income
331,939
Securitized Credit
200,295
Ultra Short Municipal
—
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
1 .7
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
30 .1
Securitized Credit
–
Ultra Short Municipal
–
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
3 .9
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
78 .8
Securitized Credit
–
Ultra Short Municipal
–

Important Tax Information
(continued)
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Municipal Total Return
— % — %
Core Impact Bond
96 .0 45 .8
Emerging Markets Debt
1 .1 1 .3
High Yield
75 .1 83 .4
Preferred Securities and Income
13 . 1 13 .9
Securitized Credit
56 .8 100 .0
Ultra Short Municipal
— —
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
86 .9
Emerging Markets Debt
93 .9
High Yield
92 .1
Preferred Securities and Income
12 .9
Securitized Credit
85 .6
Ultra Short Municipal
–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Municipal Total Return Managed Accounts Portfolio

Nuveen Core Impact Bond Managed Accounts Portfolio

Nuveen Emerging Markets Debt Managed Accounts Portfolio

Nuveen High Yield Managed Accounts Portfolio

Nuveen Preferred Securities and Income Managed Accounts Portfolio

Nuveen Securitized Credit Managed Accounts Portfolio

Nuveen Ultra Short Municipal Managed Accounts Portfolio

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Managed Accounts Portfolios Trust approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of certain fee and expense information; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided

2

by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. However, the Board considered that the Funds may not require the same level of shareholder services as other funds given that they are sold via separately managed accounts.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to a benchmark for the prescribed periods. (In addition, although the boards governing the Nuveen funds and/or their investment committees generally also considered fund performance as compared to the performance of comparable funds (“performance peer groups”), given their unique nature, the Funds do not have performance peer groups available.) Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to a benchmark for the prescribed periods.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differences in the investment objective(s) and strategies of a fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would contribute to differences in performance results.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or performance peer group, as applicable, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or performance peer group, as applicable, for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The performance determinations with respect to each Fund are summarized below:

•

For Municipal Total Return Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Core Impact Bond Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Emerging Markets Debt Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•

For Nuveen High Yield Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•

For Nuveen Preferred Securities and Income Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•

For Nuveen Securitized Credit Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•	For Nuveen Ultra Short Municipal Managed Accounts Portfolio, the Board considered that the Fund was new with a performance history too short to make a meaningful assessment of performance.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

Each Fund is sold via separately managed accounts which pay the Adviser a managed account management fee. As the Adviser is compensated from the applicable managed accounts, the Funds do not pay the Adviser a management fee. Further, the Adviser had agreed to pay or reimburse each Fund’s expenses (subject to certain exceptions such as for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). Given the unique fee arrangement, the Funds do not have peer groups and, therefore, an independent fund data provider did not provide a comparative peer analysis for any of the Funds. In addition, as the Adviser pays nearly all the Funds’ expenses, the Board considered that the Funds’ expenses were also not comparable to a peer group or to other Nuveen funds. The managed account management fee was an asset-based fee based on the entire separately managed account portfolio, including the portion invested in the respective Fund.

With respect to Municipal Total Return Managed Accounts Portfolio and Nuveen Ultra Short Municipal Managed Accounts Portfolio, the managed account management fee paid to the Adviser represented an implied management fee for managing such Fund and an implied management fee for managing individual municipal bonds. With respect to each of the other Funds, the managed account management fee paid to the Adviser represented an implied management fee for managing such Fund and an implied management fee for managing individual securities.

With respect to each Fund, based on its review of the information provided, the Board considered the Fund’s unique structure in which the Fund does not have a management fee and the Adviser pays nearly all the Fund’s expenses, and the Board determined the arrangement was reasonable.

2.	Comparisons with the Fees of Other Clients

The Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types

4

of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing. However, with respect to the Funds, given that the Funds are sold via separately managed accounts, the Board considered that they may not require the same level of shareholder services as other funds. Further, as noted, given the Funds’ unique fee and expense structure pursuant to which they do not pay management fees and the expenses are primarily reimbursed, comparisons with peers were not available.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds).

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

The Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable funds was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid.

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The boards governing the Nuveen funds have considered that the management fee of the Adviser generally is comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. However, the Board Members considered that because the Funds do not pay a management fee, there are no applicable fund-level or complex-wide level breakpoint schedules, although the Funds’ assets would be counted toward the complex-wide total.

In addition, the Board Members considered the temporary and/or permanent expense caps applicable to a fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. In this regard, as noted above, the Adviser pays nearly all of each Fund’s expenses.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that each Fund’s fee arrangement was reasonable and that the Advisory Agreements be renewed for an additional one-year period.

6

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Managed Accounts Portfolios Trust

Date: October 3, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: October 3, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)